UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  January 31

Date of reporting period:  July 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report
July 31, 2023 (Unaudited)
Columbia Income Builder Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Income Builder Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Income Builder Fund  |  Semiannual Report 2023

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and growth of capital.
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2010
Alex Christensen, CFA
Portfolio Manager
Managed Fund since 2021
Average annual total returns (%) (for the period ended July 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	0.36	-0.23	3.18	3.92
	Including sales charges		-4.45	-4.98	2.18	3.41
Advisor Class		11/08/12	0.48	0.10	3.44	4.18
Class C	Excluding sales charges	02/16/06	0.07	-0.90	2.41	3.14
	Including sales charges		-0.92	-1.86	2.41	3.14
Institutional Class		09/27/10	0.48	0.01	3.44	4.17
Institutional 2 Class		11/08/12	0.49	0.04	3.46	4.20
Institutional 3 Class*		03/01/17	0.52	0.08	3.51	4.13
Class R		09/27/10	0.23	-0.49	2.92	3.65
Blended Benchmark			0.47	0.38	2.91	3.49
Bloomberg U.S. Aggregate Bond Index			-1.02	-3.37	0.75	1.50
Russell 3000 Value Index			3.30	8.03	7.78	8.91
FTSE Three-Month U.S. Treasury Bill Index			2.48	4.11	1.62	1.02
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% FTSE Three-Month U.S. Treasury Bill Index.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Income Builder Fund | Semiannual Report 2023	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at July 31, 2023)
Equity Funds	28.1
Exchange-Traded Fixed Income Funds	6.4
Fixed Income Funds	65.5
Money Market Funds	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Income Builder Fund | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2023 — July 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.60	1,022.91	1.89	1.91	0.38	4.82	4.87	0.97
Advisor Class	1,000.00	1,000.00	1,004.80	1,024.15	0.65	0.65	0.13	3.58	3.61	0.72
Class C	1,000.00	1,000.00	1,000.70	1,019.19	5.61	5.66	1.13	8.53	8.61	1.72
Institutional Class	1,000.00	1,000.00	1,004.80	1,024.15	0.65	0.65	0.13	3.58	3.61	0.72
Institutional 2 Class	1,000.00	1,000.00	1,004.90	1,024.25	0.55	0.55	0.11	3.48	3.51	0.70
Institutional 3 Class	1,000.00	1,000.00	1,005.20	1,024.50	0.30	0.30	0.06	3.23	3.26	0.65
Class R	1,000.00	1,000.00	1,002.30	1,021.67	3.13	3.16	0.63	6.06	6.12	1.22
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Income Builder Fund | Semiannual Report 2023	5

Portfolio of Investments
July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 28.1%
	Shares	Value ($)
Convertible 2.5%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	1,398,567	29,258,027
Dividend Income 15.3%
Columbia Dividend Income Fund, Institutional 3 Class(a)	2,497,007	78,555,846
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,644,611	60,291,442
Columbia International Dividend Income Fund, Institutional 3 Class(a)	2,232,404	42,929,119
Total		181,776,407
Global Real Estate 3.4%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	3,210,861	40,360,518
U.S. Small Cap 6.9%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,623,403	81,738,364
Total Equity Funds (Cost $269,875,300)		333,133,316

Exchange-Traded Fixed Income Funds 6.4%

Multisector 6.4%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	28,830,677
Columbia Short Duration Bond ETF(a)	2,586,343	46,788,497
Total		75,619,174
Total Exchange-Traded Fixed Income Funds (Cost $83,363,914)		75,619,174

Fixed Income Funds 65.5%

Emerging Markets 9.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	12,378,940	113,391,092
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 2.9%
Columbia Floating Rate Fund, Institutional 3 Class(a)	1,019,429	34,069,305
High Yield 6.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	7,606,742	79,870,788
Investment Grade 46.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	19,620,087	175,207,380
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,312,316	12,493,246
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	11,981,926	95,376,129
Columbia Quality Income Fund, Institutional 3 Class(a)	14,815,104	258,968,016
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	689,602	6,875,332
Total		548,920,103
Total Fixed Income Funds (Cost $901,846,461)		776,251,288

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 5.123%(a),(b)	692,136	692,136
Total Money Market Funds (Cost $691,686)		692,136
Total Investments in Securities (Cost: $1,255,777,361)		1,185,695,914
Other Assets & Liabilities, Net		(474,281)
Net Assets		1,185,221,633
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Builder Fund | Semiannual Report 2023

Portfolio of Investments  (continued)
July 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	17,857,149	10,435,193	—	965,685	29,258,027	—	—	435,194	1,398,567
Columbia Corporate Income Fund, Institutional 3 Class
	211,535,424	7,440,122	(45,875,839)	2,107,673	175,207,380	—	(5,875,840)	4,133,503	19,620,087
Columbia Diversified Fixed Income Allocation ETF
	29,378,044	—	—	(547,367)	28,830,677	—	—	520,488	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	95,563,884	12,875,784	(28,256,675)	(1,627,147)	78,555,846	—	4,967,377	875,784	2,497,007
Columbia Dividend Opportunity Fund, Institutional 3 Class
	94,744,453	1,220,755	(34,154,144)	(1,519,622)	60,291,442	—	(930,094)	1,220,755	1,644,611
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	111,847,768	2,805,327	—	(1,262,003)	113,391,092	—	—	2,805,327	12,378,940
Columbia Floating Rate Fund, Institutional 3 Class
	57,251,377	22,459,895	(47,862,998)	2,221,031	34,069,305	—	(2,638,948)	1,459,895	1,019,429
Columbia Government Money Market Fund, Institutional 3 Class, 5.123%
	676,436	15,700	—	—	692,136	—	—	15,700	692,136
Columbia High Yield Bond Fund, Institutional 3 Class
	84,321,621	29,102,582	(35,154,698)	1,601,283	79,870,788	—	(1,930,646)	2,102,582	7,606,742
Columbia International Dividend Income Fund, Institutional 3 Class
	28,784,749	12,515,600	—	1,628,770	42,929,119	—	—	515,601	2,232,404
Columbia Limited Duration Credit Fund, Institutional 3 Class
	12,359,123	185,891	—	(51,768)	12,493,246	—	—	185,892	1,312,316
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	119,192,318	3,221,325	(27,023,116)	(14,398)	95,376,129	—	(5,023,117)	3,221,325	11,981,926
Columbia Quality Income Fund, Institutional 3 Class
	281,868,405	8,253,805	(18,482,793)	(12,671,401)	258,968,016	—	(482,793)	4,947,185	14,815,104
Columbia Real Estate Equity Fund, Institutional 3 Class
	49,624,325	10,760,674	(20,325,863)	301,382	40,360,518	91,660	(2,325,863)	669,014	3,210,861
Columbia Short Duration Bond ETF
	47,213,950	—	—	(425,453)	46,788,497	—	—	855,485	2,586,343
Columbia Small Cap Value Fund I, Institutional 3 Class
	59,772,810	19,199,465	—	2,766,089	81,738,364	1,081,823	—	117,642	1,623,403
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,967,326	86,179	—	(178,173)	6,875,332	—	—	86,180	689,602
Total	1,308,959,162			(6,705,419)	1,185,695,914	1,173,483	(14,239,924)	24,167,552

(b)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2023	7

Portfolio of Investments  (continued)
July 31, 2023 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	333,133,316	—	—	333,133,316
Exchange-Traded Fixed Income Funds	75,619,174	—	—	75,619,174
Fixed Income Funds	776,251,288	—	—	776,251,288
Money Market Funds	692,136	—	—	692,136
Total Investments in Securities	1,185,695,914	—	—	1,185,695,914
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Builder Fund | Semiannual Report 2023

Statement of Assets and Liabilities
July 31, 2023 (Unaudited)
Assets
Investments in securities, at value
Affiliated issuers (cost $1,255,777,361)	$1,185,695,914
Receivable for:
Investments sold	20,629
Capital shares sold	1,274,405
Dividends	2,133,180
Prepaid expenses	15,522
Total assets	1,189,139,650
Liabilities
Payable for:
Investments purchased	2,254,199
Capital shares redeemed	1,401,121
Management services fees	1,945
Distribution and/or service fees	24,718
Transfer agent fees	94,892
Trustees’ fees	103,538
Compensation of chief compliance officer	119
Other expenses	37,485
Total liabilities	3,918,017
Net assets applicable to outstanding capital stock	$1,185,221,633
Represented by
Paid in capital	1,295,702,155
Total distributable earnings (loss)	(110,480,522)
Total - representing net assets applicable to outstanding capital stock	$1,185,221,633
Class A
Net assets	$704,134,619
Shares outstanding	63,039,183
Net asset value per share	$11.17
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.73
Advisor Class
Net assets	$18,856,995
Shares outstanding	1,681,090
Net asset value per share	$11.22
Class C
Net assets	$119,710,393
Shares outstanding	10,663,999
Net asset value per share	$11.23
Institutional Class
Net assets	$273,776,694
Shares outstanding	24,506,982
Net asset value per share	$11.17
Institutional 2 Class
Net assets	$33,674,019
Shares outstanding	3,000,908
Net asset value per share	$11.22
Institutional 3 Class
Net assets	$23,936,943
Shares outstanding	2,135,442
Net asset value per share	$11.21
Class R
Net assets	$11,131,970
Shares outstanding	989,294
Net asset value per share	$11.25
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2023	9

Statement of Operations
Six Months Ended July 31, 2023 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$24,167,552
Total income	24,167,552
Expenses:
Management services fees	121,366
Distribution and/or service fees
Class A	893,224
Class C	624,772
Class R	27,640
Transfer agent fees
Class A	292,407
Advisor Class	7,613
Class C	51,135
Institutional Class	115,193
Institutional 2 Class	10,672
Institutional 3 Class	1,489
Class R	4,525
Trustees’ fees	25,911
Custodian fees	3,083
Printing and postage fees	48,179
Registration fees	65,790
Accounting services fees	5,564
Legal fees	13,468
Compensation of chief compliance officer	119
Other	14,468
Total expenses	2,326,618
Net investment income	21,840,934
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(14,239,924)
Capital gain distributions from underlying affiliated funds	1,173,483
Net realized loss	(13,066,441)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(6,705,419)
Net change in unrealized appreciation (depreciation)	(6,705,419)
Net realized and unrealized loss	(19,771,860)
Net increase in net assets resulting from operations	$2,069,074
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Builder Fund | Semiannual Report 2023

Statement of Changes in Net Assets
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Operations
Net investment income	$21,840,934	$46,124,891
Net realized loss	(13,066,441)	(20,279,769)
Net change in unrealized appreciation (depreciation)	(6,705,419)	(156,216,835)
Net increase (decrease) in net assets resulting from operations	2,069,074	(130,371,713)
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,318,213)	(38,965,749)
Advisor Class	(375,619)	(867,323)
Class C	(1,843,562)	(6,208,264)
Institutional Class	(5,579,511)	(18,024,974)
Institutional 2 Class	(743,496)	(2,313,476)
Institutional 3 Class	(506,332)	(1,466,847)
Class R	(190,839)	(554,622)
Total distributions to shareholders	(22,557,572)	(68,401,255)
Decrease in net assets from capital stock activity	(102,496,953)	(208,312,626)
Total decrease in net assets	(122,985,451)	(407,085,594)
Net assets at beginning of period	1,308,207,084	1,715,292,678
Net assets at end of period	$1,185,221,633	$1,308,207,084
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2023	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	July 31, 2023 (Unaudited)		January 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,471,223	16,260,422	5,340,047	62,494,947
Distributions reinvested	1,192,844	13,103,312	3,387,947	38,351,614
Shares redeemed	(7,311,142)	(80,846,311)	(15,834,553)	(182,006,226)
Net decrease	(4,647,075)	(51,482,577)	(7,106,559)	(81,159,665)
Advisor Class
Shares sold	440,779	4,880,137	730,153	8,470,911
Distributions reinvested	32,647	360,078	72,256	822,020
Shares redeemed	(281,333)	(3,118,902)	(933,162)	(10,816,942)
Net increase (decrease)	192,093	2,121,313	(130,753)	(1,524,011)
Class C
Shares sold	272,836	3,027,323	1,406,002	16,747,551
Distributions reinvested	162,689	1,796,066	532,270	6,046,302
Shares redeemed	(1,783,049)	(19,778,517)	(4,983,211)	(57,616,214)
Net decrease	(1,347,524)	(14,955,128)	(3,044,939)	(34,822,361)
Institutional Class
Shares sold	2,846,938	31,572,885	6,614,845	77,724,456
Distributions reinvested	479,458	5,267,354	1,506,767	17,088,491
Shares redeemed	(5,629,181)	(62,189,400)	(16,049,889)	(184,015,604)
Net decrease	(2,302,785)	(25,349,161)	(7,928,277)	(89,202,657)
Institutional 2 Class
Shares sold	238,796	2,647,916	1,474,039	16,849,623
Distributions reinvested	67,389	743,496	203,331	2,313,119
Shares redeemed	(1,136,365)	(12,632,045)	(1,901,543)	(21,713,631)
Net decrease	(830,180)	(9,240,633)	(224,173)	(2,550,889)
Institutional 3 Class
Shares sold	165,096	1,836,167	850,121	10,172,947
Distributions reinvested	45,501	501,427	128,264	1,456,913
Shares redeemed	(498,763)	(5,531,015)	(911,116)	(10,573,820)
Net increase (decrease)	(288,166)	(3,193,421)	67,269	1,056,040
Class R
Shares sold	67,501	752,092	246,321	2,941,835
Distributions reinvested	17,224	190,584	48,667	553,934
Shares redeemed	(120,130)	(1,340,022)	(312,581)	(3,604,852)
Net decrease	(35,405)	(397,346)	(17,593)	(109,083)
Total net decrease	(9,259,042)	(102,496,953)	(18,385,025)	(208,312,626)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Builder Fund | Semiannual Report 2023

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Columbia Income Builder Fund | Semiannual Report 2023	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2023 (Unaudited)	$11.34	0.20	(0.16)	0.04	(0.21)	—	(0.21)
Year Ended 1/31/2023	$12.82	0.37	(1.30)	(0.93)	(0.38)	(0.17)	(0.55)
Year Ended 1/31/2022	$13.01	0.30	0.13	0.43	(0.35)	(0.27)	(0.62)
Year Ended 1/31/2021	$12.35	0.34	0.85	1.19	(0.42)	(0.11)	(0.53)
Year Ended 1/31/2020	$11.70	0.35	0.78	1.13	(0.37)	(0.11)	(0.48)
Year Ended 1/31/2019	$12.08	0.36	(0.28)	0.08	(0.35)	(0.11)	(0.46)
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$11.39	0.21	(0.16)	0.05	(0.22)	—	(0.22)
Year Ended 1/31/2023	$12.87	0.40	(1.31)	(0.91)	(0.40)	(0.17)	(0.57)
Year Ended 1/31/2022	$13.05	0.34	0.13	0.47	(0.38)	(0.27)	(0.65)
Year Ended 1/31/2021	$12.39	0.37	0.85	1.22	(0.45)	(0.11)	(0.56)
Year Ended 1/31/2020	$11.74	0.38	0.78	1.16	(0.40)	(0.11)	(0.51)
Year Ended 1/31/2019	$12.12	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Class C
Six Months Ended 7/31/2023 (Unaudited)	$11.39	0.16	(0.16)	0.00	(0.16)	—	(0.16)
Year Ended 1/31/2023	$12.88	0.28	(1.31)	(1.03)	(0.29)	(0.17)	(0.46)
Year Ended 1/31/2022	$13.07	0.21	0.12	0.33	(0.25)	(0.27)	(0.52)
Year Ended 1/31/2021	$12.40	0.25	0.86	1.11	(0.33)	(0.11)	(0.44)
Year Ended 1/31/2020	$11.75	0.26	0.78	1.04	(0.28)	(0.11)	(0.39)
Year Ended 1/31/2019	$12.13	0.27	(0.28)	(0.01)	(0.26)	(0.11)	(0.37)
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$11.34	0.21	(0.16)	0.05	(0.22)	—	(0.22)
Year Ended 1/31/2023	$12.82	0.39	(1.30)	(0.91)	(0.40)	(0.17)	(0.57)
Year Ended 1/31/2022	$13.01	0.34	0.12	0.46	(0.38)	(0.27)	(0.65)
Year Ended 1/31/2021	$12.35	0.37	0.85	1.22	(0.45)	(0.11)	(0.56)
Year Ended 1/31/2020	$11.70	0.38	0.78	1.16	(0.40)	(0.11)	(0.51)
Year Ended 1/31/2019	$12.08	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$11.39	0.21	(0.16)	0.05	(0.22)	—	(0.22)
Year Ended 1/31/2023	$12.88	0.40	(1.31)	(0.91)	(0.41)	(0.17)	(0.58)
Year Ended 1/31/2022	$13.06	0.34	0.14	0.48	(0.39)	(0.27)	(0.66)
Year Ended 1/31/2021	$12.39	0.38	0.86	1.24	(0.46)	(0.11)	(0.57)
Year Ended 1/31/2020	$11.74	0.38	0.78	1.16	(0.40)	(0.11)	(0.51)
Year Ended 1/31/2019	$12.12	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Builder Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2023 (Unaudited)	$11.17	0.36%	0.38%	0.38%	3.60%	11%	$704,135
Year Ended 1/31/2023	$11.34	(7.20%)	0.37%	0.37%(c)	3.18%	24%	$767,458
Year Ended 1/31/2022	$12.82	3.26%	0.37%	0.37%(c)	2.28%	10%	$959,012
Year Ended 1/31/2021	$13.01	10.00%	0.38%	0.38%(c)	2.83%	22%	$882,861
Year Ended 1/31/2020	$12.35	9.82%	0.38%	0.38%(c)	2.89%	16%	$817,461
Year Ended 1/31/2019	$11.70	0.75%	0.38%	0.38%(c)	3.08%	20%	$747,121
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$11.22	0.48%	0.13%	0.13%	3.86%	11%	$18,857
Year Ended 1/31/2023	$11.39	(6.93%)	0.12%	0.12%(c)	3.45%	24%	$16,954
Year Ended 1/31/2022	$12.87	3.58%	0.12%	0.12%(c)	2.52%	10%	$20,850
Year Ended 1/31/2021	$13.05	10.24%	0.13%	0.13%(c)	3.06%	22%	$21,125
Year Ended 1/31/2020	$12.39	10.05%	0.13%	0.13%(c)	3.12%	16%	$26,795
Year Ended 1/31/2019	$11.74	1.00%	0.13%	0.13%(c)	3.35%	20%	$14,605
Class C
Six Months Ended 7/31/2023 (Unaudited)	$11.23	0.07%	1.13%	1.13%	2.85%	11%	$119,710
Year Ended 1/31/2023	$11.39	(7.94%)	1.12%	1.12%(c)	2.39%	24%	$136,860
Year Ended 1/31/2022	$12.88	2.48%	1.12%	1.12%(c)	1.53%	10%	$193,954
Year Ended 1/31/2021	$13.07	9.22%	1.13%	1.13%(c)	2.06%	22%	$178,448
Year Ended 1/31/2020	$12.40	8.96%	1.13%	1.13%(c)	2.15%	16%	$216,206
Year Ended 1/31/2019	$11.75	(0.01%)	1.13%	1.13%(c)	2.32%	20%	$204,048
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$11.17	0.48%	0.13%	0.13%	3.85%	11%	$273,777
Year Ended 1/31/2023	$11.34	(6.96%)	0.12%	0.12%(c)	3.39%	24%	$304,024
Year Ended 1/31/2022	$12.82	3.52%	0.12%	0.12%(c)	2.53%	10%	$445,488
Year Ended 1/31/2021	$13.01	10.28%	0.13%	0.13%(c)	3.08%	22%	$313,565
Year Ended 1/31/2020	$12.35	10.09%	0.13%	0.13%(c)	3.14%	16%	$310,774
Year Ended 1/31/2019	$11.70	1.00%	0.13%	0.13%(c)	3.34%	20%	$237,185
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$11.22	0.49%	0.11%	0.11%	3.86%	11%	$33,674
Year Ended 1/31/2023	$11.39	(6.99%)	0.10%	0.10%	3.46%	24%	$43,634
Year Ended 1/31/2022	$12.88	3.60%	0.10%	0.10%	2.57%	10%	$52,219
Year Ended 1/31/2021	$13.06	10.35%	0.11%	0.11%	3.12%	22%	$38,800
Year Ended 1/31/2020	$12.39	10.07%	0.11%	0.11%	3.15%	16%	$24,549
Year Ended 1/31/2019	$11.74	1.01%	0.12%	0.12%	3.36%	20%	$8,594
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2023	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$11.38	0.22	(0.17)	0.05	(0.22)	—	(0.22)
Year Ended 1/31/2023	$12.86	0.41	(1.31)	(0.90)	(0.41)	(0.17)	(0.58)
Year Ended 1/31/2022	$13.05	0.35	0.12	0.47	(0.39)	(0.27)	(0.66)
Year Ended 1/31/2021	$12.38	0.38	0.86	1.24	(0.46)	(0.11)	(0.57)
Year Ended 1/31/2020	$11.74	0.39	0.77	1.16	(0.41)	(0.11)	(0.52)
Year Ended 1/31/2019	$12.12	0.40	(0.28)	0.12	(0.39)	(0.11)	(0.50)
Class R
Six Months Ended 7/31/2023 (Unaudited)	$11.42	0.18	(0.16)	0.02	(0.19)	—	(0.19)
Year Ended 1/31/2023	$12.91	0.34	(1.31)	(0.97)	(0.35)	(0.17)	(0.52)
Year Ended 1/31/2022	$13.09	0.27	0.14	0.41	(0.32)	(0.27)	(0.59)
Year Ended 1/31/2021	$12.42	0.32	0.85	1.17	(0.39)	(0.11)	(0.50)
Year Ended 1/31/2020	$11.77	0.32	0.78	1.10	(0.34)	(0.11)	(0.45)
Year Ended 1/31/2019	$12.15	0.33	(0.28)	0.05	(0.32)	(0.11)	(0.43)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Builder Fund | Semiannual Report 2023

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$11.21	0.52%	0.06%	0.06%	3.92%	11%	$23,937
Year Ended 1/31/2023	$11.38	(6.88%)	0.06%	0.06%	3.52%	24%	$27,576
Year Ended 1/31/2022	$12.86	3.57%	0.05%	0.05%	2.61%	10%	$30,313
Year Ended 1/31/2021	$13.05	10.40%	0.06%	0.06%	3.15%	22%	$15,267
Year Ended 1/31/2020	$12.38	10.04%	0.06%	0.06%	3.21%	16%	$12,931
Year Ended 1/31/2019	$11.74	1.06%	0.06%	0.06%	3.46%	20%	$7,006
Class R
Six Months Ended 7/31/2023 (Unaudited)	$11.25	0.23%	0.63%	0.63%	3.35%	11%	$11,132
Year Ended 1/31/2023	$11.42	(7.46%)	0.62%	0.62%(c)	2.95%	24%	$11,703
Year Ended 1/31/2022	$12.91	3.06%	0.62%	0.62%(c)	2.05%	10%	$13,457
Year Ended 1/31/2021	$13.09	9.75%	0.63%	0.63%(c)	2.59%	22%	$7,340
Year Ended 1/31/2020	$12.42	9.48%	0.63%	0.63%(c)	2.63%	16%	$5,002
Year Ended 1/31/2019	$11.77	0.49%	0.63%	0.63%(c)	2.84%	20%	$2,825
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2023	17

Notes to Financial Statements
July 31, 2023 (Unaudited)
Note 1. Organization
Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
18	Columbia Income Builder Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Income Builder Fund | Semiannual Report 2023	19

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.02% of the Fund’s daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
20	Columbia Income Builder Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended July 31, 2023, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2023, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
Columbia Income Builder Fund | Semiannual Report 2023	21

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,572,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended July 31, 2023, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	74,917
Class C	—	1.00(b)	3,010

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	June 1, 2023 through May 31, 2024	Prior to June 1, 2023
Class A	0.54%	0.54%
Advisor Class	0.29	0.29
Class C	1.29	1.29
Institutional Class	0.29	0.29
Institutional 2 Class	0.27	0.28
Institutional 3 Class	0.22	0.23
Class R	0.79	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
22	Columbia Income Builder Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
At July 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,255,777,000	63,801,000	(133,882,000)	(70,081,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at January 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(13,439,346)	(1,429,005)	(14,868,351)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $140,562,600 and $242,896,205, respectively, for the six months ended July 31, 2023. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended July 31, 2023.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its  borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate
Columbia Income Builder Fund | Semiannual Report 2023	23

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the six months ended July 31, 2023.
Note 8. Significant risks
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At July 31, 2023, affiliated shareholders of record owned 63.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise
24	Columbia Income Builder Fund | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Income Builder Fund | Semiannual Report 2023	25

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
26	Columbia Income Builder Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
Columbia Income Builder Fund | Semiannual Report 2023	27

Approval of Management Agreement  (continued)
(Unaudited)
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing
28	Columbia Income Builder Fund | Semiannual Report 2023

Approval of Management Agreement  (continued)
(Unaudited)
these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Income Builder Fund | Semiannual Report 2023	29

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Columbia Income Builder Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR163_01_N01_(09/23)

Semiannual Report
July 31, 2023 (Unaudited)
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Portfolios  |  Semiannual Report 2023

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Average annual total returns (%) (for the period ended July 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	1.39	-0.11	1.64	2.62
	Including sales charges		-3.43	-4.84	0.66	2.12
Advisor Class		06/13/13	1.53	0.15	1.91	2.87
Class C	Excluding sales charges	03/04/04	1.02	-0.86	0.88	1.85
	Including sales charges		0.02	-1.83	0.88	1.85
Institutional Class		09/27/10	1.51	0.14	1.90	2.87
Institutional 2 Class		06/13/13	1.54	0.17	1.91	2.90
Institutional 3 Class		06/13/13	1.56	0.22	1.97	2.95
Class R		09/27/10	1.26	-0.36	1.39	2.35
Blended Benchmark			1.85	1.10	2.95	3.47
Bloomberg U.S. Aggregate Bond Index			-1.02	-3.37	0.75	1.50
Russell 3000 Index			12.58	12.65	11.45	12.14
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	3

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2023)
Equity Funds	19.9
Fixed Income Funds	72.3
Money Market Funds	7.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Average annual total returns (%) (for the period ended July 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	3.01	2.24	2.98	4.04
	Including sales charges		-2.88	-3.67	1.77	3.43
Advisor Class		11/08/12	3.29	2.53	3.25	4.31
Class C	Excluding sales charges	10/15/96	2.68	1.50	2.22	3.27
	Including sales charges		1.68	0.52	2.22	3.27
Institutional Class		10/15/96	3.20	2.55	3.23	4.30
Institutional 2 Class		11/08/12	3.19	2.55	3.27	4.34
Institutional 3 Class		06/13/13	3.27	2.65	3.31	4.40
Class R		01/23/06	2.88	1.98	2.71	3.77
Blended Benchmark			3.47	3.32	4.32	4.87
Bloomberg U.S. Aggregate Bond Index			-1.02	-3.37	0.75	1.50
Russell 3000 Index			12.58	12.65	11.45	12.14
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	5

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2023)
Equity Funds	35.6
Fixed Income Funds	62.8
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Average annual total returns (%) (for the period ended July 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	4.89	4.49	4.14	5.39
	Including sales charges		-1.13	-1.52	2.92	4.77
Advisor Class		06/13/13	5.12	4.84	4.40	5.65
Class C	Excluding sales charges	03/04/04	4.56	3.74	3.37	4.60
	Including sales charges		3.56	2.74	3.37	4.60
Institutional Class		09/27/10	5.03	4.76	4.41	5.66
Institutional 2 Class		06/13/13	5.12	4.85	4.43	5.70
Institutional 3 Class		06/13/13	5.04	4.80	4.47	5.75
Class R		09/27/10	4.78	4.24	3.89	5.13
Blended Benchmark			5.14	5.60	5.65	6.28
Russell 3000 Index			12.58	12.65	11.45	12.14
Bloomberg U.S. Aggregate Bond Index			-1.02	-3.37	0.75	1.50
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	7

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2023)
Equity Funds	51.4
Fixed Income Funds	46.8
Money Market Funds	1.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Average annual total returns (%) (for the period ended July 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	6.86	7.00	5.29	6.59
	Including sales charges		0.67	0.86	4.06	5.97
Advisor Class		11/08/12	7.10	7.37	5.57	6.87
Class C	Excluding sales charges	10/15/96	6.45	6.18	4.52	5.80
	Including sales charges		5.45	5.18	4.52	5.80
Institutional Class		10/15/96	7.01	7.30	5.57	6.86
Institutional 2 Class		11/08/12	7.03	7.33	5.60	6.93
Institutional 3 Class		06/13/13	7.01	7.35	5.66	6.98
Class R		01/23/06	6.74	6.74	5.05	6.33
Class V	Excluding sales charges	03/07/11	6.86	7.00	5.29	6.59
	Including sales charges		0.67	0.86	4.05	5.96
Blended Benchmark			6.91	7.93	6.95	7.60
Russell 3000 Index			12.58	12.65	11.45	12.14
Bloomberg U.S. Aggregate Bond Index			-1.02	-3.37	0.75	1.50
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	9

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2023)
Equity Funds	66.7
Fixed Income Funds	31.7
Money Market Funds	1.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Average annual total returns (%) (for the period ended July 31, 2023)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	8.54	9.50	6.33	7.70
	Including sales charges		2.29	3.23	5.08	7.07
Advisor Class		06/13/13	8.74	9.80	6.61	7.97
Class C	Excluding sales charges	03/04/04	8.23	8.69	5.55	6.89
	Including sales charges		7.23	7.69	5.55	6.89
Institutional Class		09/27/10	8.71	9.85	6.60	7.97
Institutional 2 Class		06/13/13	8.75	9.84	6.64	8.02
Institutional 3 Class		06/13/13	8.76	9.91	6.68	8.07
Class R		09/27/10	8.54	9.33	6.09	7.43
Blended Benchmark			8.61	10.27	8.11	8.81
Russell 3000 Index			12.58	12.65	11.45	12.14
Bloomberg U.S. Aggregate Bond Index			-1.02	-3.37	0.75	1.50
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	11

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2023)
Equity Funds	77.7
Fixed Income Funds	19.4
Money Market Funds	2.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2023 — July 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	1,013.90	1,022.17	2.65	2.66	0.53	4.79	4.81	0.96
Advisor Class	1,000.00	1,000.00	1,015.30	1,023.41	1.40	1.40	0.28	3.55	3.56	0.71
Class C	1,000.00	1,000.00	1,010.20	1,018.45	6.38	6.41	1.28	8.52	8.56	1.71
Institutional Class	1,000.00	1,000.00	1,015.10	1,023.41	1.40	1.40	0.28	3.55	3.56	0.71
Institutional 2 Class	1,000.00	1,000.00	1,015.40	1,023.51	1.30	1.30	0.26	3.45	3.46	0.69
Institutional 3 Class	1,000.00	1,000.00	1,015.60	1,023.75	1.05	1.05	0.21	3.20	3.21	0.64
Class R	1,000.00	1,000.00	1,012.60	1,020.93	3.89	3.91	0.78	6.04	6.06	1.21
Columbia Capital Allocation Portfolios | Semiannual Report 2023	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
February 1, 2023 — July 31, 2023
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	1,030.10	1,022.61	2.21	2.21	0.44	4.73	4.71	0.94
Advisor Class	1,000.00	1,000.00	1,032.90	1,023.85	0.96	0.95	0.19	3.48	3.46	0.69
Class C	1,000.00	1,000.00	1,026.80	1,018.89	5.98	5.96	1.19	8.49	8.46	1.69
Institutional Class	1,000.00	1,000.00	1,032.00	1,023.85	0.96	0.95	0.19	3.48	3.46	0.69
Institutional 2 Class	1,000.00	1,000.00	1,031.90	1,023.90	0.91	0.90	0.18	3.43	3.41	0.68
Institutional 3 Class	1,000.00	1,000.00	1,032.70	1,024.20	0.60	0.60	0.12	3.12	3.11	0.62
Class R	1,000.00	1,000.00	1,028.80	1,021.37	3.47	3.46	0.69	5.99	5.96	1.19
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	1,048.90	1,022.86	1.98	1.96	0.39	4.88	4.81	0.96
Advisor Class	1,000.00	1,000.00	1,051.20	1,024.10	0.71	0.70	0.14	3.61	3.56	0.71
Class C	1,000.00	1,000.00	1,045.60	1,019.14	5.78	5.71	1.14	8.67	8.56	1.71
Institutional Class	1,000.00	1,000.00	1,050.30	1,024.10	0.71	0.70	0.14	3.61	3.56	0.71
Institutional 2 Class	1,000.00	1,000.00	1,051.20	1,024.10	0.71	0.70	0.14	3.61	3.56	0.71
Institutional 3 Class	1,000.00	1,000.00	1,050.40	1,024.40	0.41	0.40	0.08	3.30	3.26	0.65
Class R	1,000.00	1,000.00	1,047.80	1,021.62	3.25	3.21	0.64	6.14	6.07	1.21
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	1,068.60	1,022.76	2.10	2.06	0.41	5.18	5.07	1.01
Advisor Class	1,000.00	1,000.00	1,071.00	1,024.00	0.82	0.80	0.16	3.90	3.81	0.76
Class C	1,000.00	1,000.00	1,064.50	1,019.04	5.94	5.81	1.16	9.01	8.81	1.76
Institutional Class	1,000.00	1,000.00	1,070.10	1,024.00	0.82	0.80	0.16	3.90	3.81	0.76
Institutional 2 Class	1,000.00	1,000.00	1,070.30	1,024.20	0.62	0.60	0.12	3.70	3.61	0.72
Institutional 3 Class	1,000.00	1,000.00	1,070.10	1,024.45	0.36	0.35	0.07	3.44	3.36	0.67
Class R	1,000.00	1,000.00	1,067.40	1,021.52	3.38	3.31	0.66	6.46	6.32	1.26
Class V	1,000.00	1,000.00	1,068.60	1,022.76	2.10	2.06	0.41	5.18	5.07	1.01
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	1,085.40	1,022.76	2.12	2.06	0.41	5.33	5.17	1.03
Advisor Class	1,000.00	1,000.00	1,087.40	1,024.00	0.83	0.80	0.16	4.04	3.91	0.78
Class C	1,000.00	1,000.00	1,082.30	1,019.04	5.99	5.81	1.16	9.19	8.91	1.78
Institutional Class	1,000.00	1,000.00	1,087.10	1,024.00	0.83	0.80	0.16	4.04	3.91	0.78
Institutional 2 Class	1,000.00	1,000.00	1,087.50	1,024.15	0.67	0.65	0.13	3.88	3.76	0.75
Institutional 3 Class	1,000.00	1,000.00	1,087.60	1,024.40	0.41	0.40	0.08	3.62	3.51	0.70
Class R	1,000.00	1,000.00	1,085.40	1,021.52	3.41	3.31	0.66	6.62	6.42	1.28
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
14	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 19.8%
	Shares	Value ($)
International 4.6%
Columbia Overseas Core Fund, Institutional 3 Class(a)	841,624	8,332,078
U.S. Large Cap 13.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	271,132	8,532,536
Columbia Disciplined Core Fund, Institutional 3 Class(a)	613,127	8,172,975
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	470,216	8,525,011
Total		25,230,522
U.S. Small Cap 1.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	45,278	1,145,095
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	59,272	1,391,701
Total		2,536,796
Total Equity Funds (Cost $35,571,158)		36,099,396

Fixed Income Funds 72.0%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	289,675	2,653,425
High Yield 5.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	995,976	10,457,753
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 64.8%
Columbia Bond Fund, Institutional 3 Class(a)	1,243,185	36,164,255
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,822,400	34,134,030
Columbia Quality Income Fund, Institutional 3 Class(a)	1,284,038	22,444,982
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,522,484	25,149,166
Total		117,892,433
Total Fixed Income Funds (Cost $155,547,908)		131,003,611

Money Market Funds 7.8%

Columbia Short-Term Cash Fund, 5.408%(a),(c)	14,146,889	14,141,230
Total Money Market Funds (Cost $14,141,979)		14,141,230
Total Investments in Securities (Cost: $205,261,045)		181,244,237
Other Assets & Liabilities, Net		717,574
Net Assets		181,961,811
At July 31, 2023, securities and/or cash totaling $771,470 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	5	09/2023	USD	551,450	17,197	—
MSCI Emerging Markets Index	19	09/2023	USD	1,001,585	40,554	—
TOPIX Index	12	09/2023	JPY	279,240,000	70,718	—
U.S. Treasury Ultra Bond	13	09/2023	USD	1,718,844	—	(36,073)
Total					128,469	(36,073)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(30)	09/2023	EUR	(1,348,800)	—	(58,566)
FTSE 100 Index	(10)	09/2023	GBP	(768,900)	—	(13,519)
S&P 500 Index E-mini	(4)	09/2023	USD	(922,900)	—	(41,087)
Total					—	(113,172)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	USD	3,832,000	(124,892)	—	—	—	(124,892)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	4,281,000	(177,630)	—	—	—	(177,630)
Total							(302,522)	—	—	—	(302,522)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	37,737,062	1,176,892	(1,909,455)	(840,244)	36,164,255	—	(331,379)	732,540	1,243,185
Columbia Contrarian Core Fund, Institutional 3 Class
	8,842,910	132,587	(1,866,462)	1,423,501	8,532,536	—	(81,852)	—	271,132
Columbia Corporate Income Fund, Institutional 3 Class
	35,406,607	925,318	(1,762,756)	(435,139)	34,134,030	—	(182,999)	711,498	3,822,400
Columbia Disciplined Core Fund, Institutional 3 Class
	8,893,027	156,949	(1,783,180)	906,179	8,172,975	—	121,431	—	613,127
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,615,925	269,625	(220,252)	(11,873)	2,653,425	—	(16,869)	67,338	289,675
Columbia High Yield Bond Fund, Institutional 3 Class
	10,638,764	481,276	(737,843)	75,556	10,457,753	—	(96,411)	299,206	995,976
Columbia Overseas Core Fund, Institutional 3 Class
	8,623,769	381,642	(806,351)	133,018	8,332,078	—	16,441	163,234	841,624
Columbia Quality Income Fund, Institutional 3 Class
	23,402,078	850,394	(896,069)	(911,421)	22,444,982	—	(174,772)	413,379	1,284,038
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	8,864,346	262,981	(1,383,951)	781,635	8,525,011	106,192	344,522	27,036	470,216
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,240,136	81,383	(212,930)	36,506	1,145,095	—	14,518	—	45,278
Columbia Short-Term Cash Fund, 5.408%
	14,430,603	3,712,937	(4,003,627)	1,317	14,141,230	—	(1,356)	352,548	14,146,889
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,238,187	—	—	153,514	1,391,701	—	—	—	59,272
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	26,271,294	631,526	(1,244,670)	(508,984)	25,149,166	—	(145,206)	318,512	2,522,484
Total	188,204,708			803,565	181,244,237	106,192	(533,932)	3,085,291

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	36,099,396	—	—	36,099,396
Fixed Income Funds	131,003,611	—	—	131,003,611
Money Market Funds	14,141,230	—	—	14,141,230
Total Investments in Securities	181,244,237	—	—	181,244,237
Investments in Derivatives
Asset
Futures Contracts	128,469	—	—	128,469
Liability
Futures Contracts	(149,245)	—	—	(149,245)
Swap Contracts	—	(302,522)	—	(302,522)
Total	181,223,461	(302,522)	—	180,920,939
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 35.5%
	Shares	Value ($)
International 8.5%
Columbia Overseas Core Fund, Institutional 3 Class(a)	3,155,118	31,235,669
U.S. Large Cap 24.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	959,497	30,195,379
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,267,576	30,226,785
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,663,030	30,150,730
Total		90,572,894
U.S. Small Cap 2.3%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	152,727	3,862,448
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	188,231	4,419,669
Total		8,282,117
Total Equity Funds (Cost $127,115,769)		130,090,680

Fixed Income Funds 62.4%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	601,654	5,511,152
High Yield 6.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,344,801	24,620,414
Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 54.2%
Columbia Bond Fund, Institutional 3 Class(a)	1,698,297	49,403,449
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,989,025	62,411,995
Columbia Quality Income Fund, Institutional 3 Class(a)	2,592,868	45,323,326
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,185,868	41,733,107
Total		198,871,877
Total Fixed Income Funds (Cost $272,914,234)		229,003,443

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 5.408%(a),(c)	5,893,796	5,891,439
Total Money Market Funds (Cost $5,891,637)		5,891,439
Total Investments in Securities (Cost: $405,921,640)		364,985,562
Other Assets & Liabilities, Net		1,755,140
Net Assets		366,740,702
At July 31, 2023, securities and/or cash totaling $1,848,807 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	77	09/2023	USD	4,059,055	164,349	—
Russell 2000 Index E-mini	12	09/2023	USD	1,208,160	79,430	—
TOPIX Index	30	09/2023	JPY	698,100,000	176,796	—
U.S. Treasury Ultra Bond	27	09/2023	USD	3,569,906	—	(74,921)
Total					420,575	(74,921)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(61)	09/2023	EUR	(2,742,560)	—	(119,084)
FTSE 100 Index	(21)	09/2023	GBP	(1,614,690)	—	(28,391)
MSCI EAFE Index	(12)	09/2023	USD	(1,323,480)	—	(42,939)
S&P 500 Index E-mini	(22)	09/2023	USD	(5,075,950)	—	(282,643)
Total					—	(473,057)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	USD	8,460,000	(275,728)	—	—	—	(275,728)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	10,031,000	(416,212)	—	—	—	(416,212)
Total							(691,940)	—	—	—	(691,940)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	52,222,894	1,226,063	(2,943,779)	(1,101,729)	49,403,449	—	(508,491)	1,007,342	1,698,297
Columbia Contrarian Core Fund, Institutional 3 Class
	32,111,602	6,705	(6,996,496)	5,073,568	30,195,379	—	(326,706)	—	959,497
Columbia Corporate Income Fund, Institutional 3 Class
	66,641,387	1,451,050	(5,104,464)	(575,978)	62,411,995	—	(597,701)	1,314,447	6,989,025
Columbia Disciplined Core Fund, Institutional 3 Class
	32,177,099	32,078	(5,193,826)	3,211,434	30,226,785	—	412,249	—	2,267,576
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	5,821,593	155,109	(502,165)	36,615	5,511,152	—	(109,065)	142,806	601,654
Columbia High Yield Bond Fund, Institutional 3 Class
	26,020,091	745,077	(2,396,471)	251,717	24,620,414	—	(317,605)	714,373	2,344,801
Columbia Overseas Core Fund, Institutional 3 Class
	33,048,588	723,905	(2,742,377)	205,553	31,235,669	—	318,287	612,275	3,155,118
Columbia Quality Income Fund, Institutional 3 Class
	48,373,616	1,129,940	(2,471,209)	(1,709,021)	45,323,326	—	(505,753)	842,121	2,592,868
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	31,893,372	477,932	(5,390,756)	3,170,182	30,150,730	380,098	818,227	96,772	1,663,030
Columbia Select Small Cap Value Fund, Institutional 3 Class
	4,158,838	91,671	(491,608)	103,547	3,862,448	—	51,865	—	152,727
Columbia Short-Term Cash Fund, 5.408%
	7,479,266	4,451,323	(6,038,598)	(552)	5,891,439	—	494	166,514	5,893,796
Columbia Small Cap Growth Fund, Institutional 3 Class
	3,932,149	—	—	487,520	4,419,669	—	—	—	188,231
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	44,376,181	744,280	(2,518,989)	(868,365)	41,733,107	—	(213,338)	532,878	4,185,868
Total	388,256,676			8,284,491	364,985,562	380,098	(977,537)	5,429,528

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	130,090,680	—	—	130,090,680
Fixed Income Funds	229,003,443	—	—	229,003,443
Money Market Funds	5,891,439	—	—	5,891,439
Total Investments in Securities	364,985,562	—	—	364,985,562
Investments in Derivatives
Asset
Futures Contracts	420,575	—	—	420,575
Liability
Futures Contracts	(547,978)	—	—	(547,978)
Swap Contracts	—	(691,940)	—	(691,940)
Total	364,858,159	(691,940)	—	364,166,219
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 51.1%
	Shares	Value ($)
International 12.4%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	1,577,493	20,381,206
Columbia Overseas Core Fund, Institutional 3 Class(a)	12,186,590	120,647,239
Total		141,028,445
U.S. Large Cap 35.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,330,307	104,804,769
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,698,417	101,786,112
Columbia Large Cap Value Fund, Institutional 3 Class(a)	5,992,860	95,586,116
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	5,758,381	104,399,440
Total		406,576,437
U.S. Small Cap 3.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	689,132	17,428,157
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	726,224	17,051,740
Total		34,479,897
Total Equity Funds (Cost $561,437,127)		582,084,779

Fixed Income Funds 46.4%

Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,190,816	20,067,875
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.3%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	11,158,370	117,162,884
Investment Grade 34.4%
Columbia Bond Fund, Institutional 3 Class(a)	4,110,548	119,575,855
Columbia Corporate Income Fund, Institutional 3 Class(a)	13,601,171	121,458,457
Columbia Quality Income Fund, Institutional 3 Class(a)	5,815,940	101,662,628
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,981,071	49,661,277
Total		392,358,217
Total Fixed Income Funds (Cost $638,630,004)		529,588,976

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 5.408%(a),(c)	20,615,822	20,607,576
Total Money Market Funds (Cost $20,607,569)		20,607,576
Total Investments in Securities (Cost: $1,220,674,700)		1,132,281,331
Other Assets & Liabilities, Net		8,359,105
Net Assets		1,140,640,436
At July 31, 2023, securities and/or cash totaling $8,108,771 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	338	09/2023	USD	17,817,670	756,867	—
Russell 2000 Index E-mini	39	09/2023	USD	3,926,520	222,398	—
TOPIX Index	108	09/2023	JPY	2,513,160,000	636,465	—
U.S. Treasury 10-Year Note	275	09/2023	USD	30,636,719	16,596	—
U.S. Treasury Ultra Bond	178	09/2023	USD	23,534,938	—	(493,923)
Total					1,632,326	(493,923)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(292)	09/2023	EUR	(13,128,320)	—	(570,042)
FTSE 100 Index	(79)	09/2023	GBP	(6,074,310)	—	(106,802)
MSCI EAFE Index	(10)	09/2023	USD	(1,102,900)	—	(34,926)
S&P 500 Index E-mini	(92)	09/2023	USD	(21,226,700)	—	(1,114,993)
Total					—	(1,826,763)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 39	Morgan Stanley	06/20/2028	1.000	Quarterly	USD	27,894,000	(909,120)	—	—	—	(909,120)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	36,967,000	(1,533,858)	—	—	—	(1,533,858)
Total							(2,442,978)	—	—	—	(2,442,978)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.629	USD	34,388,000	423,798	—	—	423,798	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	125,301,271	2,725,749	(5,515,053)	(2,936,112)	119,575,855	—	(977,272)	2,417,656	4,110,548
Columbia Contrarian Core Fund, Institutional 3 Class
	105,470,086	—	(13,459,340)	12,794,023	104,804,769	—	3,246,705	—	3,330,307
Columbia Corporate Income Fund, Institutional 3 Class
	125,490,869	2,660,983	(5,072,453)	(1,620,942)	121,458,457	—	(592,983)	2,505,846	13,601,171
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	20,763,541	507,017	(1,246,731)	44,048	20,067,875	—	(285,936)	504,693	2,190,816
Columbia Emerging Markets Fund, Institutional 3 Class
	20,380,808	100,822	(395,311)	294,887	20,381,206	—	135,461	—	1,577,493
Columbia High Yield Bond Fund, Institutional 3 Class
	119,659,048	3,329,525	(6,416,405)	590,716	117,162,884	—	(858,264)	3,305,140	11,158,370
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Growth Fund, Institutional 3 Class
	102,285,878	18,577	(22,947,229)	22,428,886	101,786,112	—	(159,629)	—	1,698,417
Columbia Large Cap Value Fund, Institutional 3 Class
	94,926,217	1,324,189	(1,679,601)	1,015,311	95,586,116	—	145,433	902,241	5,992,860
Columbia Overseas Core Fund, Institutional 3 Class
	124,949,425	2,303,932	(8,930,977)	2,324,859	120,647,239	—	(353,458)	2,303,921	12,186,590
Columbia Quality Income Fund, Institutional 3 Class
	107,832,359	2,237,818	(4,125,627)	(4,281,922)	101,662,628	—	(701,441)	1,877,805	5,815,940
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	102,282,274	1,619,287	(10,327,051)	10,824,930	104,399,440	1,290,683	2,606,380	328,604	5,758,381
Columbia Select Small Cap Value Fund, Institutional 3 Class
	16,891,197	205,506	(260,745)	592,199	17,428,157	—	84,067	—	689,132
Columbia Short-Term Cash Fund, 5.408%
	27,926,339	24,070,645	(31,388,442)	(966)	20,607,576	—	512	612,288	20,615,822
Columbia Small Cap Growth Fund, Institutional 3 Class
	15,170,819	—	—	1,880,921	17,051,740	—	—	—	726,224
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,725,327	784,612	(4,139,739)	(708,923)	49,661,277	—	(609,433)	629,691	4,981,071
Total	1,163,055,458			43,241,915	1,132,281,331	1,290,683	1,680,142	15,387,885

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2023 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	582,084,779	—	—	582,084,779
Fixed Income Funds	529,588,976	—	—	529,588,976
Money Market Funds	20,607,576	—	—	20,607,576
Total Investments in Securities	1,132,281,331	—	—	1,132,281,331
Investments in Derivatives
Asset
Futures Contracts	1,632,326	—	—	1,632,326
Swap Contracts	—	423,798	—	423,798
Liability
Futures Contracts	(2,320,686)	—	—	(2,320,686)
Swap Contracts	—	(2,442,978)	—	(2,442,978)
Total	1,131,592,971	(2,019,180)	—	1,129,573,791
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 66.2%
	Shares	Value ($)
International 15.1%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	4,642,194	59,977,146
Columbia Overseas Core Fund, Institutional 3 Class(a)	20,148,926	199,474,368
Total		259,451,514
U.S. Large Cap 47.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	6,702,257	210,920,017
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,494,027	209,397,043
Columbia Large Cap Value Fund, Institutional 3 Class(a)	11,675,831	186,229,503
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	11,580,691	209,957,927
Total		816,504,490
U.S. Small Cap 3.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,386,230	35,057,754
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,253,961	29,443,007
Total		64,500,761
Total Equity Funds (Cost $1,092,110,097)		1,140,456,765

Fixed Income Funds 31.4%
	Shares	Value ($)
High Yield 8.7%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,364,538	150,827,653
Investment Grade 22.7%
Columbia Bond Fund, Institutional 3 Class(a)	2,866,793	83,394,999
Columbia Corporate Income Fund, Institutional 3 Class(a)	15,658,099	139,826,826
Columbia Quality Income Fund, Institutional 3 Class(a)	6,563,561	114,731,034
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,299,783	52,838,838
Total		390,791,697
Total Fixed Income Funds (Cost $643,046,593)		541,619,350

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 5.408%(a),(c)	26,865,183	26,854,437
Total Money Market Funds (Cost $26,854,895)		26,854,437
Total Investments in Securities (Cost: $1,762,011,585)		1,708,930,552
Other Assets & Liabilities, Net		13,036,351
Net Assets		1,721,966,903
At July 31, 2023, securities and/or cash totaling $12,666,903 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	896	09/2023	USD	47,232,640	2,047,880	—
Russell 2000 Index E-mini	203	09/2023	USD	20,438,040	1,233,237	—
TOPIX Index	188	09/2023	JPY	4,374,760,000	1,107,920	—
U.S. Treasury 10-Year Note	501	09/2023	USD	55,814,531	30,235	—
U.S. Treasury Ultra Bond	258	09/2023	USD	34,112,438	—	(715,911)
Total					4,419,272	(715,911)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(523)	09/2023	EUR	(23,514,080)	—	(1,021,000)
FTSE 100 Index	(171)	09/2023	GBP	(13,148,190)	—	(231,179)
MSCI EAFE Index	(116)	09/2023	USD	(12,793,640)	—	(405,137)
S&P 500 Index E-mini	(259)	09/2023	USD	(59,757,775)	—	(3,097,029)
Total					—	(4,754,345)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	44,497,000	(1,846,297)	—	—	—	(1,846,297)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	88,797,490	1,696,413	(5,281,478)	(1,817,426)	83,394,999	—	(929,632)	1,692,132	2,866,793
Columbia Contrarian Core Fund, Institutional 3 Class
	207,126,463	—	(22,899,631)	26,693,185	210,920,017	—	5,660,692	—	6,702,257
Columbia Corporate Income Fund, Institutional 3 Class
	144,903,760	2,889,630	(6,250,723)	(1,715,841)	139,826,826	—	(836,733)	2,885,285	15,658,099
Columbia Emerging Markets Fund, Institutional 3 Class
	58,586,889	147,998	(16,116)	1,258,375	59,977,146	—	6,152	—	4,642,194
Columbia High Yield Bond Fund, Institutional 3 Class
	153,559,664	4,245,814	(7,379,664)	401,839	150,827,653	—	(741,307)	4,243,829	14,364,538
Columbia Large Cap Growth Fund, Institutional 3 Class
	203,474,470	—	(39,421,154)	45,343,727	209,397,043	—	551,593	—	3,494,027
Columbia Large Cap Value Fund, Institutional 3 Class
	184,163,153	1,903,691	(1,901,603)	2,064,262	186,229,503	—	179,026	1,747,306	11,675,831
Columbia Overseas Core Fund, Institutional 3 Class
	206,014,389	3,840,001	(14,202,706)	3,822,684	199,474,368	—	(613,878)	3,811,474	20,148,926
Columbia Quality Income Fund, Institutional 3 Class
	119,859,422	2,159,090	(2,060,536)	(5,226,942)	114,731,034	—	(372,587)	2,111,311	6,563,561
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	200,676,584	3,370,013	(16,539,912)	22,451,242	209,957,927	2,639,588	4,589,436	672,031	11,580,691
Columbia Select Small Cap Value Fund, Institutional 3 Class
	35,585,435	18,506	(1,438,897)	892,710	35,057,754	—	451,757	—	1,386,230
Columbia Short-Term Cash Fund, 5.408%
	39,882,906	37,454,879	(50,482,996)	(352)	26,854,437	—	(232)	828,111	26,865,183
Columbia Small Cap Growth Fund, Institutional 3 Class
	26,195,247	—	—	3,247,760	29,443,007	—	—	—	1,253,961
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,559,404	731,007	(98,835)	(1,352,738)	52,838,838	—	(15,247)	662,551	5,299,783
Total	1,722,385,276			96,062,485	1,708,930,552	2,639,588	7,929,040	18,654,030

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2023 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,140,456,765	—	—	1,140,456,765
Fixed Income Funds	541,619,350	—	—	541,619,350
Money Market Funds	26,854,437	—	—	26,854,437
Total Investments in Securities	1,708,930,552	—	—	1,708,930,552
Investments in Derivatives
Asset
Futures Contracts	4,419,272	—	—	4,419,272
Liability
Futures Contracts	(5,470,256)	—	—	(5,470,256)
Swap Contracts	—	(1,846,297)	—	(1,846,297)
Total	1,707,879,568	(1,846,297)	—	1,706,033,271
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 77.1%
	Shares	Value ($)
International 18.5%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	4,864,188	62,845,301
Columbia Overseas Core Fund, Institutional 3 Class(a)	17,287,944	171,150,649
Total		233,995,950
U.S. Large Cap 54.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,569,541	175,273,455
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,997,786	179,657,325
Columbia Large Cap Value Fund, Institutional 3 Class(a)	9,706,791	154,823,323
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	9,624,475	174,491,731
Total		684,245,834
U.S. Small Cap 4.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	1,250,427	31,623,289
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	1,022,770	24,014,641
Total		55,637,930
Total Equity Funds (Cost $898,786,977)		973,879,714

Fixed Income Funds 19.3%
	Shares	Value ($)
High Yield 7.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,511,225	89,367,861
Investment Grade 12.2%
Columbia Bond Fund, Institutional 3 Class(a)	4,996,587	145,350,721
Columbia Quality Income Fund, Institutional 3 Class(a)	492,929	8,616,396
Total		153,967,117
Total Fixed Income Funds (Cost $285,278,644)		243,334,978

Money Market Funds 2.9%

Columbia Short-Term Cash Fund, 5.408%(a),(c)	36,413,071	36,398,506
Total Money Market Funds (Cost $36,399,042)		36,398,506
Total Investments in Securities (Cost: $1,220,464,663)		1,253,613,198
Other Assets & Liabilities, Net		8,613,648
Net Assets		1,262,226,846
At July 31, 2023, securities and/or cash totaling $8,139,942 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	821	09/2023	USD	43,279,015	1,868,899	—
Russell 2000 Index E-mini	160	09/2023	USD	16,108,800	912,403	—
S&P 500 Index E-mini	22	09/2023	USD	5,075,950	299,201	—
TOPIX Index	154	09/2023	JPY	3,583,580,000	907,552	—
U.S. Treasury Ultra Bond	171	09/2023	USD	22,609,406	—	(474,499)
Total					3,988,055	(474,499)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(439)	09/2023	EUR	(19,737,440)	—	(857,016)
FTSE 100 Index	(123)	09/2023	GBP	(9,457,470)	—	(166,287)
MSCI EAFE Index	(123)	09/2023	USD	(13,565,670)	—	(429,585)
Total					—	(1,452,888)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 40	Morgan Stanley	06/20/2028	5.000	Quarterly	USD	29,741,000	(1,234,032)	—	—	—	(1,234,032)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	151,280,402	3,064,001	(5,184,041)	(3,809,641)	145,350,721	—	(927,116)	2,932,968	4,996,587
Columbia Contrarian Core Fund, Institutional 3 Class
	169,876,891	—	(18,790,026)	24,186,590	175,273,455	—	2,067,096	—	5,569,541
Columbia Emerging Markets Fund, Institutional 3 Class
	61,017,244	527,574	(34,065)	1,334,548	62,845,301	—	12,608	—	4,864,188
Columbia High Yield Bond Fund, Institutional 3 Class
	89,805,542	2,526,407	(3,085,430)	121,342	89,367,861	—	(315,360)	2,500,428	8,511,225
Columbia Large Cap Growth Fund, Institutional 3 Class
	170,680,169	—	(27,278,815)	36,255,971	179,657,325	—	2,080,631	—	2,997,786
Columbia Large Cap Value Fund, Institutional 3 Class
	151,188,695	2,060,795	(283,598)	1,857,431	154,823,323	—	22,671	1,436,300	9,706,791
Columbia Overseas Core Fund, Institutional 3 Class
	169,009,313	3,432,194	(3,874,749)	2,583,891	171,150,649	—	229,788	3,251,921	17,287,944
Columbia Quality Income Fund, Institutional 3 Class
	8,877,423	157,803	—	(418,830)	8,616,396	—	—	157,803	492,929
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	163,094,521	2,687,790	(8,999,791)	17,709,211	174,491,731	2,139,693	4,232,039	544,759	9,624,475
Columbia Select Small Cap Value Fund, Institutional 3 Class
	30,642,339	379,082	(413,288)	1,015,156	31,623,289	—	209,657	—	1,250,427
Columbia Short-Term Cash Fund, 5.408%
	37,245,247	40,362,617	(41,209,744)	386	36,398,506	—	(583)	866,507	36,413,071
Columbia Small Cap Growth Fund, Institutional 3 Class
	21,365,666	—	—	2,648,975	24,014,641	—	—	—	1,022,770
Total	1,224,083,452			83,485,030	1,253,613,198	2,139,693	7,611,431	11,690,686

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2023.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2023 (Unaudited)
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2023:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	973,879,714	—	—	973,879,714
Fixed Income Funds	243,334,978	—	—	243,334,978
Money Market Funds	36,398,506	—	—	36,398,506
Total Investments in Securities	1,253,613,198	—	—	1,253,613,198
Investments in Derivatives
Asset
Futures Contracts	3,988,055	—	—	3,988,055
Liability
Futures Contracts	(1,927,387)	—	—	(1,927,387)
Swap Contracts	—	(1,234,032)	—	(1,234,032)
Total	1,255,673,866	(1,234,032)	—	1,254,439,834
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2023 (Unaudited)
Fair value measurements  (continued)
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Statement of Assets and Liabilities
July 31, 2023 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $205,261,045, $405,921,640, $1,220,674,700, respectively)	$181,244,237	$364,985,562	$1,132,281,331
Margin deposits on:
Futures contracts	394,640	983,216	5,148,735
Swap contracts	376,830	865,591	2,960,036
Receivable for:
Investments sold	374,442	152,052	569,384
Capital shares sold	139,605	150,491	351,005
Dividends	503,834	802,797	2,002,730
Foreign tax reclaims	12,913	17,446	10,966
Variation margin for futures contracts	34,539	99,828	391,199
Variation margin for swap contracts	1,347	2,974	9,806
Prepaid expenses	8,010	9,616	15,613
Other assets	14,406	—	15,575
Total assets	183,104,803	368,069,573	1,143,756,380
Liabilities
Payable for:
Investments purchased	440,648	775,729	1,906,556
Capital shares redeemed	560,871	395,059	879,419
Variation margin for futures contracts	3,057	10,683	44,573
Variation margin for swap contracts	1,628	3,815	19,825
Management services fees	986	975	3,221
Distribution and/or service fees	4,000	8,560	26,294
Transfer agent fees	16,164	28,148	80,257
Trustees’ fees	91,612	74,862	111,042
Compensation of chief compliance officer	18	36	108
Other expenses	24,008	31,004	44,649
Total liabilities	1,142,992	1,328,871	3,115,944
Net assets applicable to outstanding capital stock	$181,961,811	$366,740,702	$1,140,640,436
Represented by
Paid in capital	208,892,707	412,461,319	1,235,931,729
Total distributable earnings (loss)	(26,930,896)	(45,720,617)	(95,291,293)
Total - representing net assets applicable to outstanding capital stock	$181,961,811	$366,740,702	$1,140,640,436
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	35

Statement of Assets and Liabilities  (continued)
July 31, 2023 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$150,409,754	$322,233,098	$1,008,830,771
Shares outstanding	17,073,523	34,640,138	103,774,018
Net asset value per share	$8.81	$9.30	$9.72
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.25	$9.87	$10.31
Advisor Class
Net assets	$7,585,425	$2,619,708	$12,562,901
Shares outstanding	868,377	285,185	1,317,241
Net asset value per share	$8.74	$9.19	$9.54
Class C
Net assets	$10,751,618	$23,056,621	$66,181,505
Shares outstanding	1,228,761	2,525,739	6,886,538
Net asset value per share	$8.75	$9.13	$9.61
Institutional Class
Net assets	$8,635,931	$12,420,488	$24,018,055
Shares outstanding	981,113	1,362,167	2,475,125
Net asset value per share	$8.80	$9.12	$9.70
Institutional 2 Class
Net assets	$594,871	$1,803,517	$2,009,180
Shares outstanding	68,117	196,520	210,693
Net asset value per share	$8.73	$9.18	$9.54
Institutional 3 Class
Net assets	$3,234,972	$3,333,441	$22,968,271
Shares outstanding	371,022	370,131	2,406,837
Net asset value per share	$8.72	$9.01	$9.54
Class R
Net assets	$749,240	$1,273,829	$4,069,753
Shares outstanding	85,119	136,626	420,278
Net asset value per share	$8.80	$9.32	$9.68
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Statement of Assets and Liabilities  (continued)
July 31, 2023 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,762,011,585, $1,220,464,663, respectively)	$1,708,930,552	$1,253,613,198
Foreign currency (cost $900, $—, respectively)	894	—
Margin deposits on:
Futures contracts	10,025,813	6,374,685
Swap contracts	2,641,090	1,765,257
Receivable for:
Investments sold	2,378,668	3,345,353
Capital shares sold	675,093	333,402
Dividends	2,176,439	1,175,497
Foreign tax reclaims	7,547	18,963
Variation margin for futures contracts	832,845	650,437
Prepaid expenses	19,615	15,681
Other assets	—	23,010
Total assets	1,727,688,556	1,267,315,483
Liabilities
Payable for:
Investments purchased	2,051,839	1,016,448
Capital shares redeemed	3,047,993	3,733,251
Variation margin for futures contracts	119,226	11,930
Variation margin for swap contracts	16,921	11,310
Management services fees	4,658	4,101
Distribution and/or service fees	37,341	27,585
Transfer agent fees	167,210	108,387
Trustees’ fees	223,719	133,343
Compensation of chief compliance officer	159	114
Other expenses	52,587	42,168
Total liabilities	5,721,653	5,088,637
Net assets applicable to outstanding capital stock	$1,721,966,903	$1,262,226,846
Represented by
Paid in capital	1,778,339,385	1,215,869,270
Total distributable earnings (loss)	(56,372,482)	46,357,576
Total - representing net assets applicable to outstanding capital stock	$1,721,966,903	$1,262,226,846
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	37

Statement of Assets and Liabilities  (continued)
July 31, 2023 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,425,085,499	$1,073,179,870
Shares outstanding	132,300,625	91,769,381
Net asset value per share	$10.77	$11.69
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.43	$12.40
Advisor Class
Net assets	$19,193,235	$23,145,492
Shares outstanding	1,757,728	2,039,378
Net asset value per share	$10.92	$11.35
Class C
Net assets	$72,773,816	$61,999,160
Shares outstanding	6,737,441	5,521,213
Net asset value per share	$10.80	$11.23
Institutional Class
Net assets	$86,014,983	$31,526,831
Shares outstanding	8,010,177	2,710,545
Net asset value per share	$10.74	$11.63
Institutional 2 Class
Net assets	$4,959,996	$4,426,091
Shares outstanding	454,891	390,295
Net asset value per share	$10.90	$11.34
Institutional 3 Class
Net assets	$27,758,577	$56,223,691
Shares outstanding	2,640,784	4,961,855
Net asset value per share	$10.51	$11.33
Class R
Net assets	$16,016,739	$11,725,711
Shares outstanding	1,488,277	1,016,382
Net asset value per share	$10.76	$11.54
Class V
Net assets	$70,164,058	$—
Shares outstanding	6,513,029	—
Net asset value per share	$10.77	$—
Maximum sales charge	5.75%	—
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$11.43	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Statement of Operations
Six Months Ended July 31, 2023 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$3,085,291	$5,429,528	$15,387,885
Other Income	11,096	26,666	100,460
Foreign taxes withheld	(359)	—	—
Total income	3,096,028	5,456,194	15,488,345
Expenses:
Management services fees	59,504	60,529	198,879
Distribution and/or service fees
Class A	188,921	403,635	1,234,548
Class C	55,457	118,613	330,627
Class R	1,946	3,620	10,072
Transfer agent fees
Class A	69,279	134,231	382,220
Advisor Class	2,559	1,488	3,965
Class C	5,086	9,864	25,596
Institutional Class	3,926	5,103	9,744
Institutional 2 Class	142	316	660
Institutional 3 Class	519	642	1,634
Class R	357	603	1,559
Trustees’ fees	17,064	17,205	25,744
Custodian fees	9,346	9,737	11,099
Printing and postage fees	9,271	18,941	36,186
Registration fees	52,376	53,493	59,731
Accounting services fees	14,922	14,922	14,922
Legal fees	6,704	7,933	12,727
Compensation of chief compliance officer	18	36	109
Other	6,105	8,283	12,850
Total expenses	503,502	869,194	2,372,872
Net investment income	2,592,526	4,587,000	13,115,473
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	945	1,574	7,755
Investments — affiliated issuers	(533,932)	(977,537)	1,680,142
Capital gain distributions from underlying affiliated funds	106,192	380,098	1,290,683
Foreign currency translations	4,018	7,606	34,921
Futures contracts	(93,282)	(239,594)	(1,680,353)
Swap contracts	(368,839)	(853,095)	(3,129,887)
Net realized loss	(884,898)	(1,680,948)	(1,796,739)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	803,565	8,284,491	43,241,915
Foreign currency translations	428	791	414
Futures contracts	(159,900)	(544,837)	(2,410,400)
Swap contracts	135,073	319,682	1,589,186
Net change in unrealized appreciation (depreciation)	779,166	8,060,127	42,421,115
Net realized and unrealized gain (loss)	(105,732)	6,379,179	40,624,376
Net increase in net assets resulting from operations	$2,486,794	$10,966,179	$53,739,849
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	39

Statement of Operations  (continued)
Six Months Ended July 31, 2023 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$18,654,030	$11,690,686
Other Income	194,246	164,332
Foreign taxes withheld	—	(1,281)
Total income	18,848,276	11,853,737
Expenses:
Management services fees	284,714	235,669
Distribution and/or service fees
Class A	1,711,555	1,269,602
Class C	360,828	299,467
Class R	38,896	27,177
Class V	83,875	—
Transfer agent fees
Class A	681,328	459,161
Advisor Class	19,120	10,132
Class C	35,913	27,080
Institutional Class	40,712	13,823
Institutional 2 Class	1,328	1,331
Institutional 3 Class	1,180	2,244
Class R	7,742	4,915
Class V	33,389	—
Trustees’ fees	38,871	28,154
Custodian fees	12,906	10,087
Printing and postage fees	49,185	35,044
Registration fees	67,916	61,763
Accounting services fees	14,922	14,922
Legal fees	16,224	13,147
Compensation of chief compliance officer	161	114
Other	16,389	11,813
Total expenses	3,517,154	2,525,645
Net investment income	15,331,122	9,328,092
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,657	3,825
Investments — affiliated issuers	7,929,040	7,611,431
Capital gain distributions from underlying affiliated funds	2,639,588	2,139,693
Foreign currency translations	71,655	54,425
Futures contracts	(2,674,520)	1,279,683
Swap contracts	(2,978,102)	(1,990,510)
Net realized gain	4,996,318	9,098,547
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	96,062,485	83,485,030
Foreign currency translations	360	793
Futures contracts	(4,966,874)	(1,992,816)
Swap contracts	1,648,567	1,101,872
Net change in unrealized appreciation (depreciation)	92,744,538	82,594,879
Net realized and unrealized gain	97,740,856	91,693,426
Net increase in net assets resulting from operations	$113,071,978	$101,021,518
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Operations
Net investment income	$2,592,526	$3,899,001	$4,587,000	$7,223,688
Net realized gain (loss)	(884,898)	(1,491,369)	(1,680,948)	3,320,087
Net change in unrealized appreciation (depreciation)	779,166	(24,138,111)	8,060,127	(55,904,909)
Net increase (decrease) in net assets resulting from operations	2,486,794	(21,730,479)	10,966,179	(45,361,134)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,265,504)	(6,990,839)	(7,093,843)	(21,088,741)
Advisor Class	(96,690)	(231,730)	(83,055)	(219,789)
Class C	(124,419)	(496,731)	(431,286)	(1,526,085)
Institutional Class	(138,989)	(501,726)	(289,811)	(836,815)
Institutional 2 Class	(6,607)	(24,828)	(18,301)	(171,494)
Institutional 3 Class	(77,727)	(357,750)	(174,097)	(451,279)
Class R	(10,834)	(31,496)	(27,169)	(90,226)
Total distributions to shareholders	(2,720,770)	(8,635,100)	(8,117,562)	(24,384,429)
Decrease in net assets from capital stock activity	(6,478,272)	(30,774,069)	(25,760,404)	(39,950,692)
Total decrease in net assets	(6,712,248)	(61,139,648)	(22,911,787)	(109,696,255)
Net assets at beginning of period	188,674,059	249,813,707	389,652,489	499,348,744
Net assets at end of period	$181,961,811	$188,674,059	$366,740,702	$389,652,489
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	41

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Operations
Net investment income	$13,115,473	$19,858,571	$15,331,122	$21,875,532
Net realized gain (loss)	(1,796,739)	14,932,106	4,996,318	36,345,313
Net change in unrealized appreciation (depreciation)	42,421,115	(185,058,360)	92,744,538	(273,446,322)
Net increase (decrease) in net assets resulting from operations	53,739,849	(150,267,683)	113,071,978	(215,225,477)
Distributions to shareholders
Net investment income and net realized gains
Class A	(27,608,356)	(59,862,356)	(44,519,632)	(83,133,371)
Advisor Class	(393,406)	(178,425)	(1,343,166)	(917,373)
Class C	(1,600,921)	(3,702,063)	(2,030,433)	(4,149,808)
Institutional Class	(706,544)	(1,922,032)	(2,762,927)	(5,372,345)
Institutional 2 Class	(58,603)	(153,811)	(158,324)	(342,485)
Institutional 3 Class	(699,777)	(1,916,846)	(964,166)	(3,716,048)
Class R	(107,329)	(221,095)	(481,943)	(913,512)
Class V	—	—	(2,188,931)	(4,038,911)
Total distributions to shareholders	(31,174,936)	(67,956,628)	(54,449,522)	(102,583,853)
Decrease in net assets from capital stock activity	(50,469,459)	(138,621,307)	(66,760,177)	(100,003,625)
Total decrease in net assets	(27,904,546)	(356,845,618)	(8,137,721)	(417,812,955)
Net assets at beginning of period	1,168,544,982	1,525,390,600	1,730,104,624	2,147,917,579
Net assets at end of period	$1,140,640,436	$1,168,544,982	$1,721,966,903	$1,730,104,624
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Operations
Net investment income	$9,328,092	$11,167,869
Net realized gain	9,098,547	41,196,019
Net change in unrealized appreciation (depreciation)	82,594,879	(208,584,048)
Net increase (decrease) in net assets resulting from operations	101,021,518	(156,220,160)
Distributions to shareholders
Net investment income and net realized gains
Class A	(33,705,095)	(72,449,774)
Advisor Class	(827,509)	(846,290)
Class C	(2,002,286)	(4,123,346)
Institutional Class	(1,026,567)	(2,653,787)
Institutional 2 Class	(144,771)	(408,554)
Institutional 3 Class	(1,915,626)	(5,436,841)
Class R	(360,095)	(732,179)
Total distributions to shareholders	(39,981,949)	(86,650,771)
Decrease in net assets from capital stock activity	(31,293,713)	(34,300,504)
Total increase (decrease) in net assets	29,745,856	(277,171,435)
Net assets at beginning of period	1,232,480,990	1,509,652,425
Net assets at end of period	$1,262,226,846	$1,232,480,990
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	43

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2023 (Unaudited)		January 31, 2023		July 31, 2023 (Unaudited)		January 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	582,087	5,064,421	1,636,083	14,533,963	853,670	7,829,433	2,482,586	23,342,311
Distributions reinvested	249,882	2,175,688	769,216	6,706,332	725,299	6,635,949	2,166,864	19,595,907
Shares redeemed	(1,444,393)	(12,634,333)	(4,448,934)	(40,075,499)	(3,480,414)	(31,974,590)	(7,617,682)	(71,583,437)
Net decrease	(612,424)	(5,394,224)	(2,043,635)	(18,835,204)	(1,901,445)	(17,509,208)	(2,968,232)	(28,645,219)
Advisor Class
Shares sold	416,669	3,618,683	192,641	1,733,750	31,805	284,886	162,453	1,479,571
Distributions reinvested	6,980	60,318	12,665	109,901	9,194	83,021	24,461	219,074
Shares redeemed	(61,626)	(534,253)	(552,532)	(5,125,046)	(232,259)	(2,094,684)	(169,370)	(1,575,959)
Net increase (decrease)	362,023	3,144,748	(347,226)	(3,281,395)	(191,260)	(1,726,777)	17,544	122,686
Class C
Shares sold	64,399	559,644	192,371	1,711,008	141,024	1,268,606	497,966	4,683,131
Distributions reinvested	14,366	124,366	57,317	495,268	47,550	427,287	170,011	1,506,355
Shares redeemed	(197,344)	(1,711,804)	(736,658)	(6,523,413)	(494,284)	(4,445,336)	(1,413,889)	(13,194,030)
Net decrease	(118,579)	(1,027,794)	(486,970)	(4,317,137)	(305,710)	(2,749,443)	(745,912)	(7,004,544)
Institutional Class
Shares sold	99,728	868,048	477,458	4,430,589	260,548	2,342,382	922,714	8,514,774
Distributions reinvested	12,762	110,989	47,729	416,364	29,904	267,922	85,626	760,075
Shares redeemed	(126,906)	(1,107,546)	(696,490)	(6,120,928)	(343,914)	(3,091,819)	(1,187,076)	(11,084,374)
Net decrease	(14,416)	(128,509)	(171,303)	(1,273,975)	(53,462)	(481,515)	(178,736)	(1,809,525)
Institutional 2 Class
Shares sold	31,039	269,418	13,998	123,601	133,854	1,212,592	47,981	454,799
Distributions reinvested	762	6,573	2,839	24,732	1,963	17,709	18,953	170,087
Shares redeemed	(10,060)	(87,083)	(110,858)	(1,013,107)	(36,418)	(325,818)	(444,985)	(4,189,173)
Net increase (decrease)	21,741	188,908	(94,021)	(864,774)	99,399	904,483	(378,051)	(3,564,287)
Institutional 3 Class
Shares sold	71,469	619,135	141,711	1,270,085	49,074	436,707	160,220	1,470,697
Distributions reinvested	8,673	74,641	40,579	350,814	19,154	169,506	50,658	444,160
Shares redeemed	(450,031)	(3,902,103)	(435,921)	(3,880,870)	(510,108)	(4,517,593)	(120,045)	(1,094,767)
Net increase (decrease)	(369,889)	(3,208,327)	(253,631)	(2,259,971)	(441,880)	(3,911,380)	90,833	820,090
Class R
Shares sold	3,517	30,673	9,356	84,041	10,355	94,236	17,552	172,920
Distributions reinvested	1,234	10,742	3,593	31,245	2,964	27,169	9,964	90,226
Shares redeemed	(10,743)	(94,489)	(6,630)	(56,899)	(44,731)	(407,969)	(14,501)	(133,039)
Net increase (decrease)	(5,992)	(53,074)	6,319	58,387	(31,412)	(286,564)	13,015	130,107
Total net decrease	(737,536)	(6,478,272)	(3,390,467)	(30,774,069)	(2,825,770)	(25,760,404)	(4,149,539)	(39,950,692)
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2023 (Unaudited)		January 31, 2023		July 31, 2023 (Unaudited)		January 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,041,792	19,394,400	5,949,549	58,077,181	2,650,101	27,514,509	6,480,687	68,163,378
Distributions reinvested	2,887,982	27,381,051	6,395,816	59,262,981	3,750,719	39,109,348	7,289,885	72,953,909
Shares redeemed	(9,029,494)	(85,662,846)	(21,620,738)	(208,604,409)	(9,092,275)	(94,637,904)	(19,077,291)	(200,623,349)
Net decrease	(4,099,720)	(38,887,395)	(9,275,373)	(91,264,247)	(2,691,455)	(28,014,047)	(5,306,719)	(59,506,062)
Advisor Class
Shares sold	806,368	7,534,264	753,415	7,001,735	437,414	4,616,568	2,809,172	28,600,610
Distributions reinvested	41,637	387,396	16,863	154,642	110,073	1,162,931	64,609	650,295
Shares redeemed	(333,660)	(3,148,934)	(667,424)	(6,483,585)	(2,412,452)	(26,067,429)	(1,510,186)	(18,087,823)
Net increase (decrease)	514,345	4,772,726	102,854	672,792	(1,864,965)	(20,287,930)	1,363,595	11,163,082
Class C
Shares sold	404,102	3,786,803	1,229,271	11,796,915	439,834	4,581,710	1,132,678	11,972,174
Distributions reinvested	168,916	1,584,630	402,225	3,671,924	192,604	2,016,800	410,284	4,107,144
Shares redeemed	(1,173,314)	(10,989,238)	(3,069,102)	(29,486,201)	(1,220,193)	(12,707,716)	(2,560,490)	(27,021,845)
Net decrease	(600,296)	(5,617,805)	(1,437,606)	(14,017,362)	(587,755)	(6,109,206)	(1,017,528)	(10,942,527)
Institutional Class
Shares sold	697,959	6,602,882	2,082,366	19,934,878	768,257	7,986,672	1,946,678	20,478,382
Distributions reinvested	72,849	688,886	183,181	1,696,582	221,746	2,302,716	453,887	4,534,783
Shares redeemed	(1,170,847)	(11,100,205)	(4,962,380)	(49,497,793)	(1,079,686)	(11,166,676)	(3,040,058)	(31,636,912)
Net decrease	(400,039)	(3,808,437)	(2,696,833)	(27,866,333)	(89,683)	(877,288)	(639,493)	(6,623,747)
Institutional 2 Class
Shares sold	55,225	516,593	69,913	688,639	61,205	649,666	107,515	1,202,943
Distributions reinvested	6,300	58,544	16,834	153,693	15,016	158,324	33,716	342,485
Shares redeemed	(57,881)	(536,938)	(221,832)	(2,073,233)	(55,576)	(586,542)	(366,130)	(3,934,028)
Net increase (decrease)	3,644	38,199	(135,085)	(1,230,901)	20,645	221,448	(224,899)	(2,388,600)
Institutional 3 Class
Shares sold	351,859	3,280,919	621,789	5,964,697	180,372	1,823,286	609,966	6,276,432
Distributions reinvested	74,233	689,818	209,904	1,913,118	85,479	868,478	358,105	3,514,832
Shares redeemed	(1,136,965)	(10,658,492)	(1,336,920)	(12,834,508)	(1,212,488)	(12,279,376)	(3,951,795)	(39,560,799)
Net decrease	(710,873)	(6,687,755)	(505,227)	(4,956,693)	(946,637)	(9,587,612)	(2,983,724)	(29,769,535)
Class R
Shares sold	15,163	143,810	23,482	225,174	46,167	484,754	74,943	792,394
Distributions reinvested	11,332	107,034	23,928	220,634	46,226	481,695	91,397	913,094
Shares redeemed	(56,175)	(529,836)	(40,922)	(404,371)	(215,504)	(2,241,822)	(132,823)	(1,402,748)
Net increase (decrease)	(29,680)	(278,992)	6,488	41,437	(123,111)	(1,275,373)	33,517	302,740
Class V
Shares sold	—	—	—	—	9,676	101,306	20,151	208,194
Distributions reinvested	—	—	—	—	181,114	1,888,531	346,169	3,466,974
Shares redeemed	—	—	—	—	(270,845)	(2,820,006)	(562,033)	(5,914,144)
Net decrease	—	—	—	—	(80,055)	(830,169)	(195,713)	(2,238,976)
Total net decrease	(5,322,619)	(50,469,459)	(13,940,782)	(138,621,307)	(6,363,016)	(66,760,177)	(8,970,964)	(100,003,625)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	45

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2023 (Unaudited)		January 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,892,368	21,157,674	4,476,377	50,720,236
Distributions reinvested	2,720,057	30,627,839	6,203,673	65,879,414
Shares redeemed	(6,168,793)	(68,860,635)	(12,356,638)	(139,249,292)
Net decrease	(1,556,368)	(17,075,122)	(1,676,588)	(22,649,642)
Advisor Class
Shares sold	474,803	5,089,810	1,439,152	15,316,967
Distributions reinvested	56,294	614,736	44,839	460,727
Shares redeemed	(376,991)	(4,187,755)	(606,389)	(6,846,339)
Net increase	154,106	1,516,791	877,602	8,931,355
Class C
Shares sold	440,689	4,730,846	1,019,080	11,168,343
Distributions reinvested	183,469	1,985,136	400,245	4,091,667
Shares redeemed	(929,282)	(9,980,879)	(1,892,667)	(20,812,397)
Net decrease	(305,124)	(3,264,897)	(473,342)	(5,552,387)
Institutional Class
Shares sold	774,470	8,612,171	1,586,386	18,153,036
Distributions reinvested	64,858	725,759	182,460	1,926,376
Shares redeemed	(1,097,710)	(12,190,618)	(2,103,811)	(23,426,529)
Net decrease	(258,382)	(2,852,688)	(334,965)	(3,347,117)
Institutional 2 Class
Shares sold	27,018	291,035	40,837	461,234
Distributions reinvested	13,263	144,697	39,629	408,394
Shares redeemed	(94,979)	(1,015,174)	(223,436)	(2,459,385)
Net decrease	(54,698)	(579,442)	(142,970)	(1,589,757)
Institutional 3 Class
Shares sold	413,793	4,478,867	917,486	10,259,079
Distributions reinvested	174,288	1,899,739	522,993	5,384,082
Shares redeemed	(1,420,419)	(15,575,532)	(2,421,427)	(26,097,176)
Net decrease	(832,338)	(9,196,926)	(980,948)	(10,454,015)
Class R
Shares sold	67,809	752,600	67,093	749,672
Distributions reinvested	32,412	360,095	69,680	730,502
Shares redeemed	(86,258)	(954,124)	(102,629)	(1,119,115)
Net increase	13,963	158,571	34,144	361,059
Total net decrease	(2,838,841)	(31,293,713)	(2,697,067)	(34,300,504)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Semiannual Report 2023

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Columbia Capital Allocation Portfolios | Semiannual Report 2023	47

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2023 (Unaudited)	$8.82	0.12	(0.00)(c)	0.12	(0.13)	—	(0.13)
Year Ended 1/31/2023	$10.08	0.17	(1.05)	(0.88)	(0.15)	(0.23)	(0.38)
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$8.75	0.14	(0.01)	0.13	(0.14)	—	(0.14)
Year Ended 1/31/2023	$10.00	0.19	(1.04)	(0.85)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.19	0.49	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Class C
Six Months Ended 7/31/2023 (Unaudited)	$8.76	0.09	(0.00)(c)	0.09	(0.10)	—	(0.10)
Year Ended 1/31/2023	$10.02	0.10	(1.05)	(0.95)	(0.08)	(0.23)	(0.31)
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$8.81	0.13	(0.00)(c)	0.13	(0.14)	—	(0.14)
Year Ended 1/31/2023	$10.08	0.19	(1.06)	(0.87)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$8.74	0.13	(0.00)(c)	0.13	(0.14)	—	(0.14)
Year Ended 1/31/2023	$10.00	0.18	(1.03)	(0.85)	(0.18)	(0.23)	(0.41)
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.20	0.48	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2023 (Unaudited)	$8.81	1.39%	0.53%	0.53%	2.85%	3%	$150,410
Year Ended 1/31/2023	$8.82	(8.64%)	0.53%(d)	0.53%(d),(e)	1.90%	11%	$155,991
Year Ended 1/31/2022	$10.08	1.41%	0.50%(d)	0.50%(d),(e)	1.29%	16%	$198,949
Year Ended 1/31/2021	$10.62	6.60%	0.55%(d)	0.55%(d),(e)	1.66%	63%	$203,326
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57%(e)	2.09%	13%	$180,338
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%	0.55%	2.02%	21%	$177,622
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$8.74	1.53%	0.28%	0.28%	3.19%	3%	$7,585
Year Ended 1/31/2023	$8.75	(8.36%)	0.28%(d)	0.28%(d),(e)	2.11%	11%	$4,429
Year Ended 1/31/2022	$10.00	1.68%	0.25%(d)	0.25%(d),(e)	1.54%	16%	$8,540
Year Ended 1/31/2021	$10.54	6.82%	0.30%(d)	0.30%(d),(e)	1.90%	63%	$7,348
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32%(e)	2.31%	13%	$6,012
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%	0.30%	2.30%	21%	$8,396
Class C
Six Months Ended 7/31/2023 (Unaudited)	$8.75	1.02%	1.28%	1.28%	2.10%	3%	$10,752
Year Ended 1/31/2023	$8.76	(9.39%)	1.28%(d)	1.28%(d),(e)	1.11%	11%	$11,804
Year Ended 1/31/2022	$10.02	0.75%	1.25%(d)	1.25%(d),(e)	0.54%	16%	$18,376
Year Ended 1/31/2021	$10.55	5.73%	1.30%(d)	1.30%(d),(e)	0.90%	63%	$19,243
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32%(e)	1.34%	13%	$24,949
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%	1.30%	1.23%	21%	$27,850
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$8.80	1.51%	0.28%	0.28%	3.11%	3%	$8,636
Year Ended 1/31/2023	$8.81	(8.50%)	0.28%(d)	0.28%(d),(e)	2.11%	11%	$8,773
Year Ended 1/31/2022	$10.08	1.76%	0.25%(d)	0.25%(d),(e)	1.55%	16%	$11,759
Year Ended 1/31/2021	$10.61	6.88%	0.30%(d)	0.30%(d),(e)	1.92%	63%	$10,576
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32%(e)	2.34%	13%	$9,128
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%	0.30%	2.26%	21%	$8,191
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$8.73	1.54%	0.26%	0.26%	3.14%	3%	$595
Year Ended 1/31/2023	$8.74	(8.44%)	0.25%(d)	0.25%(d)	1.91%	11%	$406
Year Ended 1/31/2022	$10.00	1.69%	0.24%(d)	0.24%(d)	1.55%	16%	$1,404
Year Ended 1/31/2021	$10.54	6.84%	0.29%(d)	0.29%(d)	1.94%	63%	$1,487
Year Ended 1/31/2020	$10.24	9.17%	0.30%	0.30%	2.38%	13%	$966
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%	0.28%	2.35%	21%	$642
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	49

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$8.73	0.13	(0.00)(c)	0.13	(0.14)	—	(0.14)
Year Ended 1/31/2023	$9.99	0.20	(1.05)	(0.85)	(0.18)	(0.23)	(0.41)
Year Ended 1/31/2022	$10.52	0.17	0.04	0.21	(0.24)	(0.50)	(0.74)
Year Ended 1/31/2021	$10.22	0.20	0.49	0.69	(0.27)	(0.12)	(0.39)
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Class R
Six Months Ended 7/31/2023 (Unaudited)	$8.81	0.11	(0.00)(c)	0.11	(0.12)	—	(0.12)
Year Ended 1/31/2023	$10.08	0.15	(1.06)	(0.91)	(0.13)	(0.23)	(0.36)
Year Ended 1/31/2022	$10.61	0.11	0.04	0.15	(0.18)	(0.50)	(0.68)
Year Ended 1/31/2021	$10.30	0.14	0.50	0.64	(0.21)	(0.12)	(0.33)
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$8.72	1.56%	0.21%	0.21%	3.08%	3%	$3,235
Year Ended 1/31/2023	$8.73	(8.41%)	0.21%(d)	0.21%(d)	2.18%	11%	$6,468
Year Ended 1/31/2022	$9.99	1.84%	0.19%(d)	0.19%(d)	1.59%	16%	$9,932
Year Ended 1/31/2021	$10.52	6.91%	0.24%(d)	0.24%(d)	1.97%	63%	$3,526
Year Ended 1/31/2020	$10.22	9.24%	0.24%	0.24%	2.43%	13%	$2,535
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%	0.23%	2.38%	21%	$2,061
Class R
Six Months Ended 7/31/2023 (Unaudited)	$8.80	1.26%	0.78%	0.78%	2.61%	3%	$749
Year Ended 1/31/2023	$8.81	(8.97%)	0.79%(d)	0.79%(d),(e)	1.69%	11%	$803
Year Ended 1/31/2022	$10.08	1.25%	0.75%(d)	0.75%(d),(e)	1.04%	16%	$854
Year Ended 1/31/2021	$10.61	6.34%	0.80%(d)	0.80%(d),(e)	1.35%	63%	$308
Year Ended 1/31/2020	$10.30	8.54%	0.82%	0.82%(e)	1.92%	13%	$512
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%	0.80%	1.68%	21%	$447
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	51

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2023 (Unaudited)	$9.23	0.11	0.16	0.27	(0.10)	(0.10)	(0.20)
Year Ended 1/31/2023	$10.77	0.17	(1.15)	(0.98)	(0.17)	(0.39)	(0.56)
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Year Ended 1/31/2019	$11.38	0.21	(0.52)	(0.31)	(0.24)	(0.48)	(0.72)
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$9.11	0.12	0.17	0.29	(0.11)	(0.10)	(0.21)
Year Ended 1/31/2023	$10.65	0.18	(1.13)	(0.95)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.17	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.71	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.28	0.23	(0.52)	(0.29)	(0.26)	(0.48)	(0.74)
Class C
Six Months Ended 7/31/2023 (Unaudited)	$9.06	0.08	0.16	0.24	(0.07)	(0.10)	(0.17)
Year Ended 1/31/2023	$10.58	0.09	(1.12)	(1.03)	(0.10)	(0.39)	(0.49)
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2019	$11.21	0.12	(0.50)	(0.38)	(0.15)	(0.48)	(0.63)
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$9.05	0.12	0.17	0.29	(0.12)	(0.10)	(0.22)
Year Ended 1/31/2023	$10.58	0.19	(1.13)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.22	0.22	(0.50)	(0.28)	(0.26)	(0.48)	(0.74)
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$9.11	0.12	0.17	0.29	(0.12)	(0.10)	(0.22)
Year Ended 1/31/2023	$10.64	0.18	(1.12)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.16	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.70	0.90	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.27	0.25	(0.52)	(0.27)	(0.27)	(0.48)	(0.75)
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2023 (Unaudited)	$9.30	3.01%	0.44%	0.44%	2.50%	2%	$322,233
Year Ended 1/31/2023	$9.23	(8.89%)	0.44%(c)	0.44%(c),(d)	1.76%	9%	$337,157
Year Ended 1/31/2022	$10.77	4.48%	0.41%(c)	0.41%(c),(d)	1.42%	18%	$425,491
Year Ended 1/31/2021	$11.29	8.50%	0.49%(c)	0.49%(c),(d)	1.60%	66%	$443,656
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49%(d)	2.12%	9%	$425,706
Year Ended 1/31/2019	$10.35	(2.62%)	0.48%	0.48%(d)	1.96%	21%	$427,506
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$9.19	3.29%	0.19%	0.19%	2.73%	2%	$2,620
Year Ended 1/31/2023	$9.11	(8.76%)	0.18%(c)	0.18%(c),(d)	1.95%	9%	$4,342
Year Ended 1/31/2022	$10.65	4.80%	0.16%(c)	0.16%(c),(d)	1.65%	18%	$4,885
Year Ended 1/31/2021	$11.17	8.77%	0.24%(c)	0.24%(c),(d)	1.86%	66%	$5,549
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24%(d)	2.42%	9%	$5,319
Year Ended 1/31/2019	$10.25	(2.40%)	0.23%	0.23%(d)	2.17%	21%	$4,943
Class C
Six Months Ended 7/31/2023 (Unaudited)	$9.13	2.68%	1.19%	1.19%	1.74%	2%	$23,057
Year Ended 1/31/2023	$9.06	(9.58%)	1.18%(c)	1.18%(c),(d)	0.97%	9%	$25,646
Year Ended 1/31/2022	$10.58	3.66%	1.16%(c)	1.16%(c),(d)	0.66%	18%	$37,844
Year Ended 1/31/2021	$11.11	7.70%	1.24%(c)	1.24%(c),(d)	0.85%	66%	$45,087
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24%(d)	1.36%	9%	$57,072
Year Ended 1/31/2019	$10.20	(3.23%)	1.23%	1.23%(d)	1.14%	21%	$61,019
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$9.12	3.20%	0.19%	0.19%	2.75%	2%	$12,420
Year Ended 1/31/2023	$9.05	(8.72%)	0.19%(c)	0.19%(c),(d)	2.01%	9%	$12,809
Year Ended 1/31/2022	$10.58	4.73%	0.16%(c)	0.16%(c),(d)	1.66%	18%	$16,861
Year Ended 1/31/2021	$11.11	8.82%	0.24%(c)	0.24%(c),(d)	1.82%	66%	$16,686
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24%(d)	2.38%	9%	$16,490
Year Ended 1/31/2019	$10.20	(2.32%)	0.23%	0.23%(d)	2.10%	21%	$17,131
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$9.18	3.19%	0.18%	0.18%	2.76%	2%	$1,804
Year Ended 1/31/2023	$9.11	(8.65%)	0.16%(c)	0.16%(c)	1.87%	9%	$885
Year Ended 1/31/2022	$10.64	4.81%	0.15%(c)	0.15%(c)	1.70%	18%	$5,054
Year Ended 1/31/2021	$11.16	8.70%	0.23%(c)	0.23%(c)	1.85%	66%	$3,691
Year Ended 1/31/2020	$10.86	10.83%	0.22%	0.22%	2.43%	9%	$3,683
Year Ended 1/31/2019	$10.25	(2.28%)	0.21%	0.21%	2.34%	21%	$3,758
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	53

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$8.94	0.13	0.16	0.29	(0.12)	(0.10)	(0.22)
Year Ended 1/31/2023	$10.46	0.19	(1.12)	(0.93)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$10.99	0.19	0.36	0.55	(0.32)	(0.76)	(1.08)
Year Ended 1/31/2021	$10.70	0.20	0.70	0.90	(0.27)	(0.34)	(0.61)
Year Ended 1/31/2020	$10.10	0.25	0.84	1.09	(0.28)	(0.21)	(0.49)
Year Ended 1/31/2019	$11.13	0.30	(0.58)	(0.28)	(0.27)	(0.48)	(0.75)
Class R
Six Months Ended 7/31/2023 (Unaudited)	$9.25	0.10	0.16	0.26	(0.09)	(0.10)	(0.19)
Year Ended 1/31/2023	$10.79	0.15	(1.15)	(1.00)	(0.15)	(0.39)	(0.54)
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)
Year Ended 1/31/2019	$11.39	0.18	(0.51)	(0.33)	(0.21)	(0.48)	(0.69)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$9.01	3.27%	0.12%	0.12%	2.83%	2%	$3,333
Year Ended 1/31/2023	$8.94	(8.67%)	0.12%(c)	0.12%(c)	2.11%	9%	$7,259
Year Ended 1/31/2022	$10.46	4.84%	0.10%(c)	0.10%(c)	1.73%	18%	$7,540
Year Ended 1/31/2021	$10.99	8.79%	0.18%(c)	0.18%(c)	1.93%	66%	$6,629
Year Ended 1/31/2020	$10.70	10.94%	0.18%	0.18%	2.42%	9%	$5,951
Year Ended 1/31/2019	$10.10	(2.36%)	0.17%	0.17%	2.96%	21%	$5,551
Class R
Six Months Ended 7/31/2023 (Unaudited)	$9.32	2.88%	0.69%	0.69%	2.19%	2%	$1,274
Year Ended 1/31/2023	$9.25	(9.11%)	0.69%(c)	0.69%(c),(d)	1.54%	9%	$1,554
Year Ended 1/31/2022	$10.79	4.21%	0.66%(c)	0.66%(c),(d)	1.17%	18%	$1,673
Year Ended 1/31/2021	$11.31	8.21%	0.74%(c)	0.74%(c),(d)	1.48%	66%	$1,625
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74%(d)	1.80%	9%	$1,177
Year Ended 1/31/2019	$10.37	(2.78%)	0.73%	0.73%(d)	1.71%	21%	$1,431
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	55

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2023 (Unaudited)	$9.53	0.11	0.35	0.46	(0.11)	(0.16)	(0.27)
Year Ended 1/31/2023	$11.17	0.16	(1.27)	(1.11)	(0.16)	(0.37)	(0.53)
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$9.35	0.13	0.34	0.47	(0.12)	(0.16)	(0.28)
Year Ended 1/31/2023	$10.98	0.19	(1.26)	(1.07)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.73	0.22	0.59	0.81	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.00	1.21	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Class C
Six Months Ended 7/31/2023 (Unaudited)	$9.42	0.08	0.34	0.42	(0.07)	(0.16)	(0.23)
Year Ended 1/31/2023	$11.05	0.08	(1.25)	(1.17)	(0.09)	(0.37)	(0.46)
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$9.51	0.12	0.35	0.47	(0.12)	(0.16)	(0.28)
Year Ended 1/31/2023	$11.15	0.18	(1.26)	(1.08)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$9.35	0.12	0.35	0.47	(0.12)	(0.16)	(0.28)
Year Ended 1/31/2023	$10.97	0.17	(1.23)	(1.06)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.73	0.20	0.60	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.16	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$9.36	0.12	0.34	0.46	(0.12)	(0.16)	(0.28)
Year Ended 1/31/2023	$10.98	0.18	(1.23)	(1.05)	(0.20)	(0.37)	(0.57)
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2023 (Unaudited)	$9.72	4.89%	0.39%	0.39%	2.37%	2%	$1,008,831
Year Ended 1/31/2023	$9.53	(9.70%)	0.39%(c)	0.39%(c),(d)	1.61%	6%	$1,027,776
Year Ended 1/31/2022	$11.17	6.42%	0.38%(c)	0.38%(c),(d)	1.58%	22%	$1,308,500
Year Ended 1/31/2021	$11.91	11.31%	0.43%(c)	0.43%(c),(d)	1.66%	86%	$1,324,148
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43%(d)	2.11%	10%	$1,280,253
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%	0.43%(d)	1.94%	20%	$1,247,694
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$9.54	5.12%	0.14%	0.14%	2.85%	2%	$12,563
Year Ended 1/31/2023	$9.35	(9.54%)	0.14%(c)	0.14%(c),(d)	1.95%	6%	$7,509
Year Ended 1/31/2022	$10.98	6.70%	0.13%(c)	0.13%(c),(d)	1.86%	22%	$7,686
Year Ended 1/31/2021	$11.73	11.48%	0.18%(c)	0.18%(c),(d)	1.91%	86%	$3,244
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18%(d)	2.50%	10%	$3,051
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%	0.18%(d)	2.28%	20%	$1,212
Class C
Six Months Ended 7/31/2023 (Unaudited)	$9.61	4.56%	1.14%	1.14%	1.62%	2%	$66,182
Year Ended 1/31/2023	$9.42	(10.42%)	1.14%(c)	1.14%(c),(d)	0.85%	6%	$70,538
Year Ended 1/31/2022	$11.05	5.58%	1.13%(c)	1.13%(c),(d)	0.82%	22%	$98,600
Year Ended 1/31/2021	$11.80	10.56%	1.18%(c)	1.18%(c),(d)	0.89%	86%	$110,135
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18%(d)	1.35%	10%	$153,545
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%	1.18%(d)	1.15%	20%	$160,172
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$9.70	5.03%	0.14%	0.14%	2.60%	2%	$24,018
Year Ended 1/31/2023	$9.51	(9.48%)	0.14%(c)	0.14%(c),(d)	1.78%	6%	$27,345
Year Ended 1/31/2022	$11.15	6.69%	0.13%(c)	0.13%(c),(d)	1.89%	22%	$62,130
Year Ended 1/31/2021	$11.89	11.51%	0.18%(c)	0.18%(c),(d)	1.91%	86%	$38,386
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18%(d)	2.37%	10%	$37,112
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%	0.18%(d)	2.19%	20%	$38,025
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$9.54	5.12%	0.14%	0.14%	2.64%	2%	$2,009
Year Ended 1/31/2023	$9.35	(9.46%)	0.12%(c)	0.12%(c)	1.80%	6%	$1,936
Year Ended 1/31/2022	$10.97	6.63%	0.12%(c)	0.12%(c)	1.67%	22%	$3,754
Year Ended 1/31/2021	$11.73	11.59%	0.17%(c)	0.17%(c)	1.92%	86%	$6,728
Year Ended 1/31/2020	$11.16	12.53%	0.17%	0.17%	2.42%	10%	$5,447
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%	0.17%	2.08%	20%	$4,554
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$9.54	5.04%	0.08%	0.08%	2.60%	2%	$22,968
Year Ended 1/31/2023	$9.36	(9.39%)	0.08%(c)	0.08%(c)	1.89%	6%	$29,170
Year Ended 1/31/2022	$10.98	6.66%	0.08%(c)	0.08%(c)	1.92%	22%	$39,786
Year Ended 1/31/2021	$11.74	11.64%	0.12%(c)	0.12%(c)	1.94%	86%	$10,372
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%	0.13%	2.45%	20%	$9,319
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	57

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2023 (Unaudited)	$9.49	0.10	0.35	0.45	(0.10)	(0.16)	(0.26)
Year Ended 1/31/2023	$11.13	0.13	(1.26)	(1.13)	(0.14)	(0.37)	(0.51)
Year Ended 1/31/2022	$11.87	0.16	0.60	0.76	(0.33)	(1.17)	(1.50)
Year Ended 1/31/2021	$11.28	0.15	1.03	1.18	(0.24)	(0.35)	(0.59)
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2023 (Unaudited)	$9.68	4.78%	0.64%	0.64%	2.11%	2%	$4,070
Year Ended 1/31/2023	$9.49	(9.97%)	0.64%(c)	0.64%(c),(d)	1.37%	6%	$4,271
Year Ended 1/31/2022	$11.13	6.17%	0.63%(c)	0.63%(c),(d)	1.31%	22%	$4,935
Year Ended 1/31/2021	$11.87	11.06%	0.68%(c)	0.68%(c),(d)	1.40%	86%	$2,652
Year Ended 1/31/2020	$11.28	11.92%	0.68%	0.68%(d)	1.79%	10%	$2,531
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%	0.68%(d)	1.72%	20%	$3,156
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	59

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2023 (Unaudited)	$10.41	0.09	0.61	0.70	(0.09)	(0.25)	(0.34)
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$10.54	0.11	0.62	0.73	(0.10)	(0.25)	(0.35)
Year Ended 1/31/2023	$12.42	0.17	(1.41)	(1.24)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.18	0.22	1.05	1.27	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.40	0.19	1.33	1.52	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Class C
Six Months Ended 7/31/2023 (Unaudited)	$10.44	0.06	0.60	0.66	(0.05)	(0.25)	(0.30)
Year Ended 1/31/2023	$12.30	0.05	(1.38)	(1.33)	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$10.38	0.11	0.60	0.71	(0.10)	(0.25)	(0.35)
Year Ended 1/31/2023	$12.23	0.15	(1.36)	(1.21)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$10.53	0.11	0.62	0.73	(0.11)	(0.25)	(0.36)
Year Ended 1/31/2023	$12.40	0.16	(1.39)	(1.23)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.17	0.22	1.04	1.26	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.38	0.18	1.36	1.54	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$10.17	0.11	0.59	0.70	(0.11)	(0.25)	(0.36)
Year Ended 1/31/2023	$12.00	0.15	(1.33)	(1.18)	(0.18)	(0.47)	(0.65)
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2023 (Unaudited)	$10.77	6.86%	0.41%	0.41%	1.84%	1%	$1,425,085
Year Ended 1/31/2023	$10.41	(9.93%)	0.40%(c)	0.40%(c),(d)	1.22%	7%	$1,404,980
Year Ended 1/31/2022	$12.27	9.12%	0.39%(c)	0.39%(c),(d)	1.41%	21%	$1,720,777
Year Ended 1/31/2021	$13.05	12.89%	0.50%(c)	0.50%(c),(d)	1.22%	76%	$1,690,945
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.77%	10%	$1,645,913
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.59%	18%	$1,603,992
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$10.92	7.10%	0.16%	0.16%	2.12%	1%	$19,193
Year Ended 1/31/2023	$10.54	(9.74%)	0.16%(c)	0.15%(c),(d)	1.66%	7%	$38,201
Year Ended 1/31/2022	$12.42	9.45%	0.15%(c)	0.15%(c),(d)	1.63%	21%	$28,048
Year Ended 1/31/2021	$13.18	13.13%	0.24%(c)	0.24%(c),(d)	1.61%	76%	$8,672
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25%(d)	1.80%	10%	$7,779
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%	0.24%(d)	1.90%	18%	$14,622
Class C
Six Months Ended 7/31/2023 (Unaudited)	$10.80	6.45%	1.16%	1.16%	1.08%	1%	$72,774
Year Ended 1/31/2023	$10.44	(10.57%)	1.15%(c)	1.15%(c),(d)	0.46%	7%	$76,449
Year Ended 1/31/2022	$12.30	8.36%	1.14%(c)	1.14%(c),(d)	0.64%	21%	$102,579
Year Ended 1/31/2021	$13.07	12.05%	1.25%(c)	1.25%(c),(d)	0.46%	76%	$116,412
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25%(d)	1.01%	10%	$148,134
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%	1.24%(d)	0.77%	18%	$151,414
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$10.74	7.01%	0.16%	0.16%	2.09%	1%	$86,015
Year Ended 1/31/2023	$10.38	(9.65%)	0.15%(c)	0.15%(c),(d)	1.46%	7%	$84,049
Year Ended 1/31/2022	$12.23	9.33%	0.14%(c)	0.14%(c),(d)	1.66%	21%	$106,896
Year Ended 1/31/2021	$13.02	13.21%	0.25%(c)	0.25%(c),(d)	1.48%	76%	$106,491
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25%(d)	2.01%	10%	$107,497
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%	0.24%(d)	1.83%	18%	$108,487
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$10.90	7.03%	0.12%	0.12%	2.13%	1%	$4,960
Year Ended 1/31/2023	$10.53	(9.65%)	0.11%(c)	0.11%(c)	1.45%	7%	$4,573
Year Ended 1/31/2022	$12.40	9.41%	0.11%(c)	0.11%(c)	1.57%	21%	$8,174
Year Ended 1/31/2021	$13.17	13.28%	0.21%(c)	0.21%(c)	1.53%	76%	$11,176
Year Ended 1/31/2020	$12.38	13.72%	0.20%	0.20%	2.13%	10%	$9,890
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%	0.19%	1.89%	18%	$7,961
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$10.51	7.01%	0.07%	0.07%	2.13%	1%	$27,759
Year Ended 1/31/2023	$10.17	(9.58%)	0.06%(c)	0.06%(c)	1.47%	7%	$36,468
Year Ended 1/31/2022	$12.00	9.50%	0.07%(c)	0.07%(c)	1.74%	21%	$78,836
Year Ended 1/31/2021	$12.80	13.27%	0.16%(c)	0.16%(c)	1.55%	76%	$14,407
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%	0.14%	1.80%	18%	$11,447
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	61

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2023 (Unaudited)	$10.40	0.08	0.61	0.69	(0.08)	(0.25)	(0.33)
Year Ended 1/31/2023	$12.25	0.10	(1.37)	(1.27)	(0.11)	(0.47)	(0.58)
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Class V
Six Months Ended 7/31/2023 (Unaudited)	$10.41	0.09	0.61	0.70	(0.09)	(0.25)	(0.34)
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2023 (Unaudited)	$10.76	6.74%	0.66%	0.66%	1.58%	1%	$16,017
Year Ended 1/31/2023	$10.40	(10.10%)	0.65%(c)	0.65%(c),(d)	0.97%	7%	$16,756
Year Ended 1/31/2022	$12.25	8.85%	0.65%(c)	0.65%(c),(d)	1.09%	21%	$19,334
Year Ended 1/31/2021	$13.03	12.62%	0.75%(c)	0.75%(c),(d)	0.98%	76%	$5,315
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75%(d)	1.46%	10%	$4,823
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%	0.74%(d)	1.37%	18%	$4,957
Class V
Six Months Ended 7/31/2023 (Unaudited)	$10.77	6.86%	0.41%	0.41%	1.84%	1%	$70,164
Year Ended 1/31/2023	$10.41	(9.93%)	0.40%(c)	0.40%(c),(d)	1.22%	7%	$68,628
Year Ended 1/31/2022	$12.27	9.12%	0.39%(c)	0.39%(c),(d)	1.41%	21%	$83,273
Year Ended 1/31/2021	$13.05	12.89%	0.50%(c)	0.50%(c),(d)	1.22%	76%	$84,036
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(d)	1.78%	10%	$81,137
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(d)	1.58%	18%	$79,629
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	63

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2023 (Unaudited)	$11.13	0.09	0.85	0.94	(0.02)	(0.36)	(0.38)
Year Ended 1/31/2023	$13.31	0.10	(1.50)	(1.40)	(0.11)	(0.67)	(0.78)
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$10.80	0.10	0.83	0.93	(0.02)	(0.36)	(0.38)
Year Ended 1/31/2023	$12.94	0.14	(1.47)	(1.33)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.16	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.21	1.49	1.70	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Class C
Six Months Ended 7/31/2023 (Unaudited)	$10.73	0.04	0.83	0.87	(0.01)	(0.36)	(0.37)
Year Ended 1/31/2023	$12.85	0.01	(1.43)	(1.42)	(0.03)	(0.67)	(0.70)
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$11.06	0.10	0.85	0.95	(0.02)	(0.36)	(0.38)
Year Ended 1/31/2023	$13.23	0.13	(1.49)	(1.36)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$10.79	0.10	0.83	0.93	(0.02)	(0.36)	(0.38)
Year Ended 1/31/2023	$12.93	0.12	(1.45)	(1.33)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.15	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.18	1.51	1.69	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$10.78	0.10	0.83	0.93	(0.02)	(0.36)	(0.38)
Year Ended 1/31/2023	$12.92	0.13	(1.45)	(1.32)	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2023 (Unaudited)	$11.69	8.54%	0.41%	0.41%	1.56%	1%	$1,073,180
Year Ended 1/31/2023	$11.13	(10.14%)	0.40%(c)	0.40%(c),(d)	0.88%	8%	$1,038,485
Year Ended 1/31/2022	$13.31	12.14%	0.39%(c)	0.39%(c),(d)	1.27%	14%	$1,264,033
Year Ended 1/31/2021	$13.49	14.61%	0.43%(c),(e)	0.43%(c),(d),(e)	1.22%	74%	$1,214,331
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47%(d)	1.49%	12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47%(d)	1.30%	20%	$599,211
Advisor Class
Six Months Ended 7/31/2023 (Unaudited)	$11.35	8.74%	0.16%	0.16%	1.87%	1%	$23,145
Year Ended 1/31/2023	$10.80	(9.88%)	0.15%(c)	0.15%(c),(d)	1.29%	8%	$20,360
Year Ended 1/31/2022	$12.94	12.41%	0.14%(c)	0.14%(c),(d)	1.50%	14%	$13,041
Year Ended 1/31/2021	$13.16	14.90%	0.17%(c),(e)	0.17%(c),(d),(e)	1.68%	74%	$8,176
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22%(d)	1.60%	12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22%(d)	1.58%	20%	$1,965
Class C
Six Months Ended 7/31/2023 (Unaudited)	$11.23	8.23%	1.16%	1.16%	0.81%	1%	$61,999
Year Ended 1/31/2023	$10.73	(10.78%)	1.15%(c)	1.15%(c),(d)	0.13%	8%	$62,530
Year Ended 1/31/2022	$12.85	11.22%	1.14%(c)	1.14%(c),(d)	0.49%	14%	$80,981
Year Ended 1/31/2021	$13.09	13.73%	1.18%(c),(e)	1.18%(c),(d),(e)	0.40%	74%	$90,213
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22%(d)	0.75%	12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22%(d)	0.52%	20%	$70,524
Institutional Class
Six Months Ended 7/31/2023 (Unaudited)	$11.63	8.71%	0.16%	0.16%	1.81%	1%	$31,527
Year Ended 1/31/2023	$11.06	(9.89%)	0.15%(c)	0.15%(c),(d)	1.13%	8%	$32,831
Year Ended 1/31/2022	$13.23	12.40%	0.14%(c)	0.14%(c),(d)	1.54%	14%	$43,713
Year Ended 1/31/2021	$13.42	14.86%	0.17%(c),(e)	0.17%(c),(d),(e)	1.58%	74%	$38,843
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22%(d)	1.76%	12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22%(d)	1.17%	20%	$10,382
Institutional 2 Class
Six Months Ended 7/31/2023 (Unaudited)	$11.34	8.75%	0.13%	0.13%	1.82%	1%	$4,426
Year Ended 1/31/2023	$10.79	(9.86%)	0.12%(c)	0.12%(c)	1.11%	8%	$4,801
Year Ended 1/31/2022	$12.93	12.44%	0.12%(c)	0.12%(c)	1.45%	14%	$7,604
Year Ended 1/31/2021	$13.15	14.82%	0.16%(c),(e)	0.16%(c),(e)	1.48%	74%	$8,780
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%	1.92%	12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%	1.56%	20%	$2,978
Institutional 3 Class
Six Months Ended 7/31/2023 (Unaudited)	$11.33	8.76%	0.08%	0.08%	1.87%	1%	$56,224
Year Ended 1/31/2023	$10.78	(9.82%)	0.07%(c)	0.07%(c)	1.18%	8%	$62,454
Year Ended 1/31/2022	$12.92	12.50%	0.08%(c)	0.08%(c)	1.51%	14%	$87,544
Year Ended 1/31/2021	$13.14	14.88%	0.13%(c),(e)	0.13%(c),(e)	1.41%	74%	$12,370
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%	1.75%	20%	$8,668
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	65

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2023 (Unaudited)	$10.99	0.07	0.85	0.92	(0.01)	(0.36)	(0.37)
Year Ended 1/31/2023	$13.15	0.07	(1.48)	(1.41)	(0.08)	(0.67)	(0.75)
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2023 (Unaudited)	$11.54	8.54%	0.66%	0.66%	1.31%	1%	$11,726
Year Ended 1/31/2023	$10.99	(10.36%)	0.65%(c)	0.65%(c),(d)	0.64%	8%	$11,020
Year Ended 1/31/2022	$13.15	11.83%	0.65%(c)	0.65%(c),(d)	0.88%	14%	$12,737
Year Ended 1/31/2021	$13.35	14.23%	0.69%(c),(e)	0.69%(c),(d),(e)	0.70%	74%	$2,795
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72%(d)	1.21%	12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72%(d)	1.09%	20%	$2,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	67

Notes to Financial Statements
July 31, 2023 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Funds’ prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
68	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty
Columbia Capital Allocation Portfolios | Semiannual Report 2023	69

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
(CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
70	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or CCP, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
Each Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an
Columbia Capital Allocation Portfolios | Semiannual Report 2023	71

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	128,469*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	302,522*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	113,172*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	36,073*
Total		451,767

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(368,839)	(368,839)
Equity risk	38,994	—	38,994
Interest rate risk	(132,276)	—	(132,276)
Total	(93,282)	(368,839)	(462,121)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	135,073	135,073
Equity risk	(153,899)	—	(153,899)
Interest rate risk	(6,001)	—	(6,001)
Total	(159,900)	135,073	(24,827)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	4,272,683
Futures contracts — short	2,152,792
Credit default swap contracts — buy protection	8,113,000

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2023.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	420,575*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	691,940*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	473,057*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	74,921*
Total		1,239,918

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	73

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(853,095)	(853,095)
Equity risk	35,133	—	35,133
Interest rate risk	(274,727)	—	(274,727)
Total	(239,594)	(853,095)	(1,092,689)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	319,682	319,682
Equity risk	(532,373)	—	(532,373)
Interest rate risk	(12,464)	—	(12,464)
Total	(544,837)	319,682	(225,155)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	10,960,610
Futures contracts — short	8,067,122
Credit default swap contracts — buy protection	18,491,000

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2023.
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	423,798*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,615,730*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	16,596*
Total		2,056,124

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,442,978*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,826,763*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	493,923*
Total		4,763,664

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
74	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(3,129,887)	(3,129,887)
Equity risk	118,706	—	118,706
Interest rate risk	(1,799,059)	—	(1,799,059)
Total	(1,680,353)	(3,129,887)	(4,810,240)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,589,186	1,589,186
Equity risk	(1,800,840)	—	(1,800,840)
Interest rate risk	(609,560)	—	(609,560)
Total	(2,410,400)	1,589,186	(821,214)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2023:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	71,992,009*
Futures contracts — short	28,272,581*
Credit default swap contracts — buy protection	64,861,000*
Credit default swap contracts — sell protection	34,388,000*

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2023.
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,389,037*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	30,235*
Total		4,419,272

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,846,297*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,754,345*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	715,911*
Total		7,316,553

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(2,978,102)	(2,978,102)
Equity risk	(16,865)	—	(16,865)
Interest rate risk	(2,657,655)	—	(2,657,655)
Total	(2,674,520)	(2,978,102)	(5,652,622)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,648,567	1,648,567
Equity risk	(4,087,872)	—	(4,087,872)
Interest rate risk	(879,002)	—	(879,002)
Total	(4,966,874)	1,648,567	(3,318,307)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	142,452,652
Futures contracts — short	81,839,530
Credit default swap contracts — buy protection	44,497,000

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2023.
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2023:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,988,055*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,234,032*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,452,888*
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	474,499*
Total		3,161,419

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2023:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,990,510)	(1,990,510)
Equity risk	3,009,238	—	3,009,238
Interest rate risk	(1,729,555)	—	(1,729,555)
Total	1,279,683	(1,990,510)	(710,827)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,101,872	1,101,872
Equity risk	(1,911,565)	—	(1,911,565)
Interest rate risk	(81,251)	—	(81,251)
Total	(1,992,816)	1,101,872	(890,944)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2023:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	100,885,195
Futures contracts — short	32,881,246
Credit default swap contracts — buy protection	29,741,000

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2023.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2023:
Columbia Capital Allocation Conservative Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	1,347
Liabilities
Centrally cleared credit default swap contracts (a)	1,628
Total financial and derivative net assets	(281)
Total collateral received (pledged) (b)	(281)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	77

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Columbia Capital Allocation Moderate Conservative Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	2,974
Liabilities
Centrally cleared credit default swap contracts (a)	3,815
Total financial and derivative net assets	(841)
Total collateral received (pledged) (b)	(841)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	9,806
Liabilities
Centrally cleared credit default swap contracts (a)	19,825
Total financial and derivative net assets	(10,019)
Total collateral received (pledged) (b)	(10,019)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	16,921
Total financial and derivative net assets	(16,921)
Total collateral received (pledged) (b)	(16,921)
Net amount (c)	-

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	11,310
Total financial and derivative net assets	(11,310)
Total collateral received (pledged) (b)	(11,310)
Net amount (c)	-

78	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	79

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The annualized effective management services fee rates, based on each Fund’s average daily net assets for the six months ended July 31, 2023 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.07
Columbia Capital Allocation Moderate Conservative Portfolio	0.03
Columbia Capital Allocation Moderate Portfolio	0.04
Columbia Capital Allocation Moderate Aggressive Portfolio	0.03
Columbia Capital Allocation Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
80	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Trustees’ fees" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended July 31, 2023, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.07	0.02	0.08	—
Columbia Capital Allocation Moderate Portfolio	0.08	0.08	0.08	0.08	0.07	0.01	0.08	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.10	0.10	0.10	0.10	0.06	0.01	0.10	0.10
Columbia Capital Allocation Aggressive Portfolio	0.09	0.09	0.09	0.09	0.06	0.01	0.09	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2023, no minimum account balance fees were charged by the Funds.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	81

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	307,000
Columbia Capital Allocation Moderate Portfolio	1,449,000
Columbia Capital Allocation Aggressive Portfolio	1,920,000
These amounts are based on the most recent information available as of June 30, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2023, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	16,213	395	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	72,965	1,695	N/A
Columbia Capital Allocation Moderate Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	242,083	3,052	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00(a)	1.00(b)	0.50 - 1.00(a)	360,986	5,218	87
Columbia Capital Allocation Aggressive Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	340,329	3,343	N/A

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
82	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through May 31, 2024
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A

	Contractual expense cap June 1, 2023 through May 31, 2024
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.22	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.22	0.79	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	0.21	1.21	0.21	0.17	0.12	0.71	0.46
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76	N/A

	Voluntary expense cap June 1, 2023 through June 30, 2023
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A

	Contractual expense cap prior to June 1, 2023
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.24	0.79	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	83

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
At July 31, 2023, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	205,261,000	1,074,000	(25,414,000)	(24,340,000)
Columbia Capital Allocation Moderate Conservative Portfolio	405,922,000	6,386,000	(48,142,000)	(41,756,000)
Columbia Capital Allocation Moderate Portfolio	1,220,675,000	38,447,000	(129,548,000)	(91,101,000)
Columbia Capital Allocation Moderate Aggressive Portfolio	1,762,012,000	79,510,000	(135,489,000)	(55,979,000)
Columbia Capital Allocation Aggressive Portfolio	1,220,465,000	82,801,000	(48,826,000)	33,975,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at January 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	—	(152,980)	(152,980)
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended July 31, 2023, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	5,350,574	12,292,289
Columbia Capital Allocation Moderate Conservative Portfolio	6,783,810	35,775,683
Columbia Capital Allocation Moderate Portfolio	17,818,018	86,203,648
Columbia Capital Allocation Moderate Aggressive Portfolio	21,002,162	125,429,183
Columbia Capital Allocation Aggressive Portfolio	14,835,646	75,559,642
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
84	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended July 31, 2023.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 27, 2022 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 27, 2022 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the six months ended July 31, 2023.
Note 9. Significant risks
Derivatives risk
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
Columbia Capital Allocation Portfolios | Semiannual Report 2023	85

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter-measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At July 31, 2023, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	73.0
Columbia Capital Allocation Moderate Conservative Portfolio	79.4
Columbia Capital Allocation Moderate Portfolio	84.9
Columbia Capital Allocation Moderate Aggressive Portfolio	55.9
Columbia Capital Allocation Aggressive Portfolio	68.8
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
86	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Notes to Financial Statements  (continued)
July 31, 2023 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	87

Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2022 through December 31, 2022, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
88	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, and Columbia Capital Allocation Aggressive Portfolio (each, a Fund, and collectively, the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in February, March, April, May and June 2023, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and the Funds’ performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 22, 2023 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreements. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
•	Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•	Terms of the Management Agreements;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•	Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
Columbia Capital Allocation Portfolios | Semiannual Report 2023	89

Approval of Management Agreements  (continued)
(Unaudited)
•	The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2022 in the performance of administrative services, and noted the various enhancements anticipated for 2023. In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks and (iii) the net assets of the Funds. With respect to Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, and Columbia Capital Allocation Aggressive Portfolio, the Board observed each Fund’s underperformance for certain periods and reviewed performance attribution information, noting that much of the 2022 underperformance was attributable to underlying Fund performance. With respect to Columbia Capital Allocation Moderate Conservative Portfolio, the Board observed that such Fund’s performance was well within the range of that of its peers.
The Board also reviewed a description of the methodology for identifying Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
90	Columbia Capital Allocation Portfolios | Semiannual Report 2023

Approval of Management Agreements  (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that each Fund’s total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds. The Board considered that the profitability generated by the Investment Manager in 2022 had declined from 2021 levels, due to a variety of factors, including the decreased assets under management of the Columbia Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the Management Agreements.
Economies of scale
Given that the Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each of the Management Agreements. In reaching its conclusions, no single factor was determinative.
On June 22, 2023, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Management Agreements.
Columbia Capital Allocation Portfolios | Semiannual Report 2023	91

Additional information
If you elect to receive the shareholder report for the Funds in paper, mailed to you, the Funds mail one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Funds electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Funds’ shareholder report is available at the Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
92	Columbia Capital Allocation Portfolios | Semiannual Report 2023

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Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2023 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR124_01_N01_(09/23)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 21, 2023

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	September 21, 2023

By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	September 21, 2023